UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
August 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 25
Statement of Assets and Liabilities 100
Statement of Operations 102
Statement of Changes in Net Assets 104
Statement of Cash Flows 107
Financial Highlights 108
Notes to Financial Statements 120
Additional Fund Information 135
Glossary of Terms Used in this Report 136
Liquidity Risk Management Program 137
Annual Investment Management Agreement Approval Process 138

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1%
in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of September 2023, pausing briefly in June 2023 and again in September 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and a partial government shutdown at the end of September 2023, but funding will need to be renegotiated again in November 2023.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 23, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s February 28, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended August 31, 2024.
Portfolio Manager Updates for Nuveen California High Yield Municipal Bond Fund
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. Daniel Close, Stephen Candido and Scott
Romans continue to serve as portfolio managers of the Fund.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update for Nuveen California Municipal Bond Fund and Nuveen New York Municipal Bond Fund
Effective October 13, 2023, Kristen DeJong has been added as a portfolio manager. Scott Romans continues to serve as a portfolio manager of the Funds.
Portfolio Manager Update for Nuveen Connecticut Municipal Bond Fund and Nuveen Massachusetts Municipal Bond
Fund
Effective October 13, 2023, Stephen Candido has been added as a portfolio manager. Michael Hamilton continues to serve as a portfolio manager of the Funds.
Portfolio Manager Update for Nuveen New Jersey Municipal Bond Fund
Effective October 13, 2023, Steven Hlavin has been added as a portfolio manager. Paul Brennan continues to serve as a portfolio manager of the Fund.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen California High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

About the Funds’ Benchmarks
Lipper California Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper California Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions but do not reflect any applicable sales charges.
Lipper Massachusetts Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Massachusetts Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New Jersey Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New Jersey Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges .
Lipper New York Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New York Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond California Index:
A index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Connecticut Index:
An index designed to measure the performance of the tax-exempt
Connecticut municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sa les charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt
Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New
Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal
Bond Fund, which uses lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors
Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and
D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen California High Yield Municipal Bond Fund
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 3/28/06 (1.63)% (4.34)% (0.73)% 3.64% 1.51%
Class A at maximum Offering Price 3/28/06 (5.80)% (8.41)% (1.57)% 3.20% —
S&P Municipal Yield Index — 2.49% 1.24% 2.36% 4.64% —
Lipper California Municipal Debt Funds Classification
Average — 0.72% 0.86% 0.80% 2.90% —
Class I 3/28/06 (1.39)% (4.12)% (0.52)% 3.86% 1.31%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.88)% (5.07)% (1.50)% 2.14% 2.31%
Class C at maximum Offering Price 2/10/14 (2.84)% (5.07)% (1.50)% 2.14% —
Effective Leverage Ratio 17.24%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 118 .2%
Other Assets & Liabilities, Net 2.1%
Floating Rate Obligations (20.3)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 92.5%
Puerto Rico 5.1%
Florida 1.2%
Virgin Islands 0.6%
Guam 0.5%
Virginia 0.1%
Tennessee 0.0%
Illinois 0.0%
Missouri 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 29.6%
Education and Civic
Organizations 15.1%
Housing/Multifamily 14.8%
Tax Obligation/General 12.0%
Health Care 10.5%
Transportation 8.8%
Utilities 3.7%
Other 5.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.6%
AA 14.5%
A 9.7%
BBB 13.2%
BB or Lower 7.1%
N/R (not rated) 54.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 0.69% 0.41% 0.61% 3.08% 0.76%
Class A at maximum Offering Price 9/07/94 (3.55)% (3.83)% (0.24)% 2.64% —
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89% —
S&P Municipal Bond California Index — 1.21% 1.93% 1.42% 3.09% —
Lipper California Municipal Debt Funds Classification
Average — 0.72% 0.86% 0.80% 2.90% —
Class I 7/01/86 0.81% 0.55% 0.80% 3.27% 0.56%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.30% (0.38)% (0.18)% 1.94% 1.56%
Class C at maximum Offering Price 2/10/14 (0.69)% (0.38)% (0.18)% 1.94% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 98 .5%
Short-Term Municipal Bonds 1 .0%
Other Assets & Liabilities, Net 0.5%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 96.1%
Puerto Rico 3.3%
Guam 0.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 19.4%
U.S. Guaranteed 14.2%
Housing/Multifamily 14.1%
Utilities 14.1%
Health Care 12.8%
Tax Obligation/Limited 10.7%
Tax Obligation/General 9.1%
Other 5.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 11.4%
AAA 8.2%
AA 29.7%
A 20.5%
BBB 8.9%
BB or Lower 3.0%
N/R (not rated) 18.3%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Connecticut Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Connecticut Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 7/13/87 0.94% 1.06% 0.56% 2.22% 0.81%
Class A at maximum Offering Price 7/13/87 (3.29)% (3.22)% (0.29)% 1.78% —
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89% —
S&P Municipal Bond Connecticut Index — 1.02% 1.86% 1.93% 2.39% —
Lipper Other States Municipal Debt Funds
Classification Average — 0.52% 0.49% 0.61% 2.11% —
Class I 2/25/97 1.03% 1.26% 0.76% 2.42% 0.61%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.53% 0.24% (0.23)% 1.13% 1.61%
Class C at maximum Offering Price 2/10/14 (0.47)% 0.24% (0.23)% 1.13% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .2%
Short-Term Municipal Bonds 1 .8%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Connecticut 93.9%
Puerto Rico 4.3%
Guam 1.5%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 26.7%
Tax Obligation/Limited 18.2%
Health Care 17.7%
Education and Civic
Organizations 16.9%
Utilities 8.1%
Long-Term Care 3.2%
Transportation 2.8%
Other 6.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.7%
AAA 4.7%
AA 51.6%
A 20.4%
BBB 11.0%
BB or Lower 3.0%
N/R (not rated) 6.6%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Connecticut personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 1.05% 0.64% 0.68% 2.45% 0.78%
Class A at maximum Offering Price 9/07/94 (3.17)% (3.60)% (0.19)% 2.01% —
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89% —
S&P Municipal Bond Massachusetts Index — 1.10% 1.65% 1.36% 2.57% —
Lipper Massachusetts Municipal Debt Funds
Classification Average — 0.73% 0.81% 0.59% 2.15% —
Class I 12/22/86 1.15% 0.72% 0.88% 2.65% 0.58%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.63% (0.20)% (0.11)% 1.35% 1.58%
Class C at maximum Offering Price 2/10/14 (0.37)% (0.20)% (0.11)% 1.35% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .2%
Short-Term Municipal Bonds 2 .9%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Massachusetts 93.0%
Puerto Rico 4.8%
Guam 1.9%
Virgin Islands 0.2%
Nebraska 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 22.8%
Tax Obligation/Limited 20.8%
Tax Obligation/General 17.7%
Health Care 17.5%
Utilities 7.8%
Transportation 5.3%
U.S. Guaranteed 4.4%
Other 3.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.4%
AAA 16.9%
AA 44.2%
A 15.7%
BBB 10.0%
BB or Lower 1.4%
N/R (not rated) 7.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Jersey Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/06/94 1.23% 1.81% 1.10% 2.95% 0.84%
Class A at maximum Offering Price 9/06/94 (3.00)% (2.51)% 0.24% 2.51% —
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89% —
S&P Municipal Bond New Jersey Index — 1.61% 2.79% 2.21% 3.50% —
Lipper New Jersey Municipal Debt Funds
Classification Average — 1.27% 1.80% 1.26% 2.73% —
Class I 2/28/92 1.34% 2.02% 1.31% 3.15% 0.64%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.73% 1.00% 0.29% 1.81% 1.64%
Class C at maximum Offering Price 2/10/14 (0.27)% 1.00% 0.29% 1.81% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .4%
Short-Term Municipal Bonds 0 .5%
Other Assets & Liabilities, Net 2.1%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Jersey 91.0%
New York 2.8%
Puerto Rico 2.7%
Pennsylvania 2.5%
Delaware 1.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 19.9%
Tax Obligation/General 14.7%
Transportation 14.3%
Education and Civic
Organizations 12.2%
Utilities 10.4%
Health Care 10.4%
Housing/Multifamily 5.0%
Other 13.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 11.5%
AA 41.1%
A 24.9%
BBB 12.0%
BB or Lower 2.5%
N/R (not rated) 4.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2023
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 1.59% 1.59% 0.74% 2.64% 0.76%
Class A at maximum Offering Price 9/07/94 (2.63)% (2.66)% (0.11)% 2.20% —
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89% —
S&P Municipal Bond New York Index — 1.40% 2.49% 1.42% 2.73% —
Lipper New York Municipal Debt Funds Classification
Average — 1.19% 1.65% 0.88% 2.57% —
Class I 12/22/86 1.69% 1.89% 0.96% 2.86% 0.56%
Total Returns as of
August 31, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 1.19% 0.88% (0.06)% 1.56% 1.56%
Class C at maximum Offering Price 2/10/14 0.19% 0.88% (0.06)% 1.56% —
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .2%
Other Assets & Liabilities, Net 0.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New York 96.0%
Puerto Rico 3.6%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 26.6%
Tax Obligation/Limited 24.5%
Health Care 13.4%
Education and Civic
Organizations 12.0%
Utilities 8.9%
Tax Obligation/General 6.7%
Consumer Staples 3.2%
Other 4.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 7.5%
AA 39.0%
A 18.9%
BBB 19.3%
BB or Lower 5.3%
N/R (not rated) 8.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of August 31, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 4 .15% 3 .54% 4 .57%
SEC 30-Day Yield 4 .14% 3 .50% 4 .51%
Taxable-Equivalent Yield (54.1%)
2
8 .81% 7 .45% 9 .60%
Nuveen California Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .55% 2 .92% 3 .94%
SEC 30-Day Yield 3 .38% 2 .72% 3 .73%
Taxable-Equivalent Yield (54.1%)
2
7 .36% 5 .92% 8 .12%
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .65% 1 .93% 2 .95%
SEC 30-Day Yield 3 .30% 2 .64% 3 .64%
Taxable-Equivalent Yield (47.8%)
2
6 .32% 5 .06% 6 .97%
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .70% 1 .98% 3 .02%
SEC 30-Day Yield 3 .30% 2 .64% 3 .65%
Taxable-Equivalent Yield (49.8%)
2
6 .56% 5 .25% 7 .25%
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .79% 2 .11% 3 .13%
SEC 30-Day Yield 3 .15% 2 .49% 3 .49%
Taxable-Equivalent Yield (51.6%)
2
6 .51% 5 .14% 7 .21%

Nuveen New York Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .63% 2 .92% 3 .97%
SEC 30-Day Yield 3 .60% 2 .96% 3 .96%
Taxable-Equivalent Yield (51.7%)
2
7 .41% 6 .09% 8 .15%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2023.
The beginning of the period is March 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 983.72 $ 981.23 $ 986.09
Expenses Incurred During the Period $ 4.40 $ 8.39 $ 3.40
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.77 $ 1,016.74 $ 1,021.78
Expenses Incurred During the Period $ 4.48 $ 8.54 $ 3.47
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.88%, 1.68% and 0.68% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen California Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,006.91 $ 1,003.02 $ 1,008.10
Expenses Incurred During the Period $ 3.69 $ 7.72 $ 2.68
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.53 $ 1,017.49 $ 1,022.53
Expenses Incurred During the Period $ 3.72 $ 7.78 $ 2.70
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.73%, 1.53% and 0.53% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,009.39 $ 1,005.25 $ 1,010.32
Expenses Incurred During the Period $ 4.00 $ 8.04 $ 2.99
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.22 $ 1,017.19 $ 1,022.23
Expenses Incurred During the Period $ 4.02 $ 8.08 $ 3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,010.48 $ 1,006.29 $ 1,011.46
Expenses Incurred During the Period $ 3.85 $ 7.89 $ 2.84
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.37 $ 1,017.34 $ 1,022.38
Expenses Incurred During the Period $ 3.87 $ 7.93 $ 2.85
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.76%, 1.56% and 0.56% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,012.28 $ 1,007.28 $ 1,013.38
Expenses Incurred During the Period $ 3.91 $ 7.94 $ 2.89
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.32 $ 1,017.29 $ 1,022.33
Expenses Incurred During the Period $ 3.92 $ 7.98 $ 2.91
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen New York Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,015.95 $ 1,011.88 $ 1,016.87
Expenses Incurred During the Period $ 3.76 $ 7.81 $ 2.75
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.48 $ 1,017.44 $ 1,022.48
Expenses Incurred During the Period $ 3.77 $ 7.83 $ 2.75
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.74%, 1.54% and 0.54% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 118.2%
X
1,266,632,487 MUNICIPAL BONDS - 118.2%
X 1,266,632,487
Consumer Staples - 4.1%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
9/23 at 19.61 $ 5,276,610
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
9/23 at 100.00 1,060,244
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
9/23 at 27.64 4,913,000
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 1,072,599
112,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 11,137,280
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1,
4.214%, 6/01/50
12/31 at 100.00 8,954,000
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
9/23 at 100.00 3,313,573
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
9/23 at 20.76 5,294,592
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
10/23 at 26.48 1,817,850
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
9/23 at 24.76 962,250
Total Consumer Staples 43,801,998
Education and Civic Organizations - 17.9%
650 California Enterprise Development Authority, Charter School Revenue
Bonds, Academy for Academic Excellence Project, Series 2020A,
5.000%, 7/01/55, 144A
7/27 at 100.00 581,724
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 1,331,320
4,210 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 4,211,558
4,250 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 4.000%, 7/01/50, (UB) (c)
7/30 at 100.00 3,930,613
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
900 5.000%, 10/01/35 10/23 at 101.00 893,520
1,335 5.250%, 10/01/45 10/23 at 101.00 1,263,230
4,205 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
10/23 at 101.00 3,806,576
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 237,035

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
$ 500 4.000%, 11/01/36, 144A 11/26 at 100.00 $ 424,940
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 1,782,660
1,150 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/48, 144A
6/28 at 100.00 1,022,925
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 810,406
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 932,940
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 394,912
425 5.375%, 7/01/45, 144A 7/25 at 100.00 421,995
410 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Series 2019A, 4.000%,
10/01/29, 144A
10/27 at 100.00 387,507
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
90 5.000%, 10/01/39, 144A 10/27 at 100.00 85,604
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 1,358,561
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 872,380
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 10/23 at 101.00 1,400,952
465 5.000%, 10/01/44 10/23 at 101.00 428,019
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
2,445 5.000%, 7/01/41, 144A 7/26 at 100.00 2,307,029
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 1,046,003
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
715 5.500%, 8/01/34, 144A 8/24 at 100.00 715,765
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 1,656,221
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 1,635,784
1,145 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/39
12/29 at 100.00 1,151,000
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
705 5.000%, 6/15/41, 144A 6/30 at 100.00 653,951
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 1,217,318
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 1,416,589
8,640 5.000%, 4/01/41 4/25 at 100.00 8,082,979
California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Series 2016A:
1,500 5.000%, 11/01/36, 144A 11/26 at 100.00 1,503,795
1,555 5.000%, 11/01/46, 144A 11/26 at 100.00 1,473,238
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 886,960
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 871,180
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
10/23 at 100.00 235,186

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 270 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
10/23 at 100.00 $ 264,076
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 2,878,711
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 852,930
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 6,953,240
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 1,031,420
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 1,563,680
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 701,540
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 3,184,320
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 1,020,240
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
920 5.000%, 6/01/27, 144A No Opt. Call 919,613
755 5.000%, 6/01/37, 144A 6/27 at 100.00 731,595
2,000 5.000%, 6/01/47, 144A 6/27 at 100.00 1,804,900
2,090 5.000%, 6/01/54, 144A 6/27 at 100.00 1,835,689
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 885,580
960 California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/40,
144A
7/27 at 100.00 930,643
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 2,817,019
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 7,146,425
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 289,591
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 938,650
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
585 5.000%, 8/01/35, 144A 8/25 at 100.00 590,745
1,040 5.000%, 8/01/40, 144A 8/25 at 100.00 1,040,925
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
1,600 5.000%, 8/01/41, 144A 8/25 at 100.00 1,599,968
460 5.000%, 8/01/46, 144A 8/25 at 100.00 448,767
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 821,535
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 777,880
500 4.000%, 6/01/51, 144A 6/31 at 100.00 349,585

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 $ 2,328,175
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 1,305,551
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 906,010
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 1,411,600
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
2,510 5.000%, 6/01/40, 144A 6/27 at 100.00 1,909,106
5,550 5.000%, 6/01/50, 144A 6/27 at 100.00 3,889,829
8,200 5.000%, 6/01/59, 144A 6/27 at 100.00 5,488,506
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue
No.6, Series 2020A:
1,000 5.000%, 8/01/42, 144A 8/28 at 100.00 992,710
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 5,005,508
California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 2,310,109
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 2,555,898
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 775,239
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 1,463,490
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 1,102,403
California School Finance Authority, Charter School Revenue
Bonds, Ivy Academia, Series 2021A:
1,150 4.000%, 6/01/41, 144A 6/28 at 103.00 877,933
1,500 4.000%, 6/01/51, 144A 6/28 at 103.00 1,035,375
1,000 4.000%, 6/01/61, 144A 6/28 at 103.00 650,690
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 673,043
915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 891,402
2,475 California School Finance Authority, Charter School Revenue Bonds,
Lifeline Education Charter School Project, Series 2020A, 5.000%,
7/01/55, 144A
7/28 at 100.00 2,166,145
California School Finance Authority, Charter School Revenue
Bonds, Orange County Educational Arts Academy Project,
Series 2023A:
560 5.625%, 6/01/43, 144A 6/30 at 100.00 552,070
700 5.875%, 6/01/53, 144A 6/30 at 100.00 688,331
425 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023, 5.500%, 8/01/47, 144A
8/33 at 100.00 418,311
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 2,290,200
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 881,647
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 928,670

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
$ 990 5.000%, 6/01/37, 144A 6/27 at 100.00 $ 966,596
750 5.000%, 6/01/47, 144A 6/27 at 100.00 683,902
250 5.000%, 6/01/53, 144A 6/27 at 100.00 222,673
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Obligated Group, Series
2021A:
605 4.000%, 6/01/31, 144A 6/27 at 100.00 546,956
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 2,812,760
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 1,327,580
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 327,412
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 2,174,730
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call 540,885
California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series
2021A:
440 5.000%, 6/01/41, 144A 6/29 at 100.00 407,717
1,200 5.000%, 6/01/51, 144A 6/29 at 100.00 1,066,752
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 1,130,435
California School Finance Authority, Charter School Revenue
Bonds, Summit Public Schools Obligated Group, Series
2017:
500 5.000%, 6/01/37, 144A 6/27 at 100.00 477,000
500 5.000%, 6/01/47, 144A 6/27 at 100.00 442,865
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 779,980
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 763,980
750 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2019A,
5.000%, 6/01/40, 144A
6/27 at 100.00 711,600
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 1,009,050
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 1,508,550
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
1,725 5.000%, 7/01/47, 144A 7/27 at 100.00 1,533,611
1,340 5.000%, 7/01/52, 144A 7/27 at 100.00 1,162,115
1,245 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42,
144A
7/31 at 100.00 1,246,432
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 576,535
1,000 5.875%, 10/01/44 10/24 at 100.00 999,990
520 6.000%, 10/01/49 10/24 at 100.00 519,288

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
$ 3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 $ 2,888,940
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 990,020
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 1,025,637
1,200 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2019,
5.000%, 7/01/54, 144A
7/26 at 100.00 1,141,968
California School Finance Authority, School Facility Revenue
Bonds, Green Dot Public Schools California Projects,
Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 1,219,884
1,150 5.750%, 8/01/52 8/32 at 100.00 1,179,923
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 605,568
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 250,695
725 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.250%, 7/01/48, 144A
7/28 at 103.00 710,181
1,355 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 1,384,932
6,325 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/41, 144A
11/27 at 100.00 6,162,574
10,000 University of California, General Revenue Bonds, Limited Project Series
2021Q, 4.000%, 5/15/51, (UB) (c)
5/31 at 100.00 9,703,400
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
1,005 5.000%, 6/01/24 10/23 at 100.00 999,543
580 5.000%, 6/01/30 10/23 at 100.00 559,050
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
125 5.000%, 6/01/30 10/23 at 100.00 120,485
1,580 5.000%, 6/01/36 10/23 at 100.00 1,499,862
Total Education and Civic Organizations 191,691,649
Health Care - 12.4%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 2,779,074
5,160 5.250%, 3/01/36 3/26 at 100.00 5,209,329
5,280 5.000%, 3/01/41 3/26 at 100.00 5,137,018
10,600 5.000%, 3/01/46 3/26 at 100.00 9,852,488
4,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB) (c)
11/27 at 100.00 3,802,400
California Health Facilities Financing Authority, Revenue
Bonds, Cedars-Sinai Health System, Series 2021A:
5,000 4.000%, 8/15/48 - BAM Insured, (UB) (c) 8/31 at 100.00 4,977,250
25,725 4.000%, 8/15/48, (UB) (c) 8/31 at 100.00 25,015,505
2,485 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 2,505,973
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (c)
2/27 at 100.00 1,599,061
5,000 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51, (UB) (c)
5/32 at 100.00 4,649,950
260 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 5.460%, 8/15/43, 144A, (IF) (c)
8/24 at 100.00 270,520

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hosptial at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (c)
11/27 at 100.00 $ 7,917,078
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del
Camino Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call 1,357,224
2,000 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%,
12/01/46, 144A
12/30 at 100.00 1,906,580
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 200,722
1,000 5.000%, 11/01/40 11/24 at 100.00 917,190
1,250 5.000%, 11/01/44 11/24 at 100.00 1,125,712
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
8,435 5.250%, 11/01/41 11/26 at 100.00 8,000,851
8,200 5.000%, 11/01/47 11/26 at 100.00 7,144,168
1,000 5.250%, 11/01/47 11/26 at 100.00 912,330
1,565 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,671,858
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 16,672,612
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,055 5.000%, 12/01/41, 144A 6/26 at 100.00 2,016,695
2,280 5.250%, 12/01/56, 144A 6/26 at 100.00 2,230,547
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 310,215
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
54 5.750%, 7/01/24 (d),(e) 10/23 at 100.00 53,500
31 5.750%, 7/01/30 (d),(e) 10/23 at 100.00 30,970
33 5.750%, 7/01/35 (d),(e) 10/23 at 100.00 33,457
140 5.500%, 7/01/39 (d),(e) 10/23 at 100.00 139,855
3 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(d),(e)
10/23 at 100.00 2,788
1,500 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 4.000%, 11/01/47
11/27 at 100.00 1,227,630
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,235 5.000%, 11/01/36 11/26 at 100.00 6,308,573
1,810 5.000%, 11/01/39 11/26 at 100.00 1,821,946
5,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/43, (UB) (c)
5/32 at 100.00 4,920,650
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 192,204
Total Health Care 132,913,923
Housing/Multifamily - 17.4%
35,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 22,273,506
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 6,604,920
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 1,643,325

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 8,750 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 $ 6,824,650
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 2,871,360
13,145 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 8,961,078
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 12,587,173
11,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 8,924,552
6,085 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 5,518,365
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 1,278,160
4,950 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call 4,757,529
60 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 58,645
8,466 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 8,234,392
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 241,291
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,272,184
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 394,936
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 1,810,130
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Refunding Series 2023A:
1,335 5.500%, 7/01/50, 144A 7/33 at 105.00 1,311,010
1,715 6.000%, 7/01/53, 144A 7/33 at 105.00 1,734,997
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 419,063
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 4,468,808
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 1,927,147
4,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 3,097,915
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 762,880
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57,
144A
2/32 at 100.00 1,710,225
1,000 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 658,280
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 1,982,488

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 11,580 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 $ 8,624,321
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 6,720,480
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 2,341,710
5,715 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 3,984,155
2,270 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 1,528,505
20,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 14,239,116
12,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 8,030,416
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 1,329,440
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 4,337,940
2,110 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 1,477,464
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 1,794,500
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 1,699,845
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A,
3.000%, 9/01/56, 144A
9/31 at 100.00 1,295,660
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 1,284,840
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 1,380,742
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 3,660,700
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,341,826
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,641,156
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 1,012,470
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 315,460
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 1,902,439

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 415 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
10/23 at 100.00 $ 401,795
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46, 144A (d)
10/23 at 100.00 289,330
Total Housing/Multifamily 186,963,319
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (d)
12/23 at 102.00 283,000
Total Industrials 283,000
Long-Term Care - 1.6%
California Statewide Communities Development Authority,
Revenue Bonds, 899 Charleston Project, Refunding Series
2014A:
4,700 5.000%, 11/01/34, 144A 11/24 at 100.00 4,177,125
10,325 5.250%, 11/01/44, 144A 11/24 at 100.00 8,335,166
5,385 5.375%, 11/01/49, 144A 11/24 at 100.00 4,260,450
Total Long-Term Care 16,772,741
Tax Obligation/General - 14.2%
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
0.000%, 8/01/52 - AGM Insured (f)
8/37 at 100.00 685,450
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 0.000%, 5/01/37 (f) No Opt. Call 1,189,116
6,925 0.000%, 5/01/42 (f) 5/40 at 100.00 4,847,292
7,380 0.000%, 5/01/47 (f) 5/40 at 100.00 5,079,359
1,500 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-B CHF-Irvine, LLC, Series 2021, 4.000%, 5/15/46
5/31 at 100.00 1,367,445
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 1,000,712
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call 999,789
3,795 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (f)
No Opt. Call 2,901,619
6,985 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (c)
8/27 at 100.00 6,668,370
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
0.000%, 8/01/49 - AGM Insured (f)
No Opt. Call 513,077
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call 961,860
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (f)
8/37 at 100.00 1,547,483
5,000 Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured,
(UB) (c)
8/33 at 100.00 4,783,900
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call 892,566
9,470 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB) (c)
8/26 at 100.00 8,842,802

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 9,070 0.000%, 7/01/33 7/31 at 89.94 $ 5,526,405
11,187 4.000%, 7/01/41 7/31 at 103.00 9,674,161
17,452 4.000%, 7/01/46 7/31 at 103.00 14,528,266
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 1,467,774
5,750 San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50,
(UB) (c)
10/30 at 100.00 5,472,218
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(c)
7/27 at 100.00 9,608,000
5,000 San Luis Coastal Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election of 2022 Series 2023A,
4.000%, 8/01/53, (UB) (c)
8/32 at 100.00 4,798,050
Santa Ana Unified School District, Orange County,
California, General Obligation Bonds, 2018 Election Series
2022C:
3,045 4.000%, 8/01/44, (UB) (c) 8/32 at 100.00 2,960,775
5,680 4.000%, 8/01/45, (UB) 8/32 at 100.00 5,500,001
17,585 4.250%, 8/01/50, (UB) (c) 8/32 at 100.00 17,443,793
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 - AGM
Insured (f)
No Opt. Call 5,334,769
500 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM
Insured
8/30 at 100.00 368,035
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call 671,760
5,730 0.000%, 8/01/46 No Opt. Call 1,867,292
12,460 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45, (UB) (c)
8/25 at 100.00 11,133,135
10,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB) (c)
8/25 at 100.00 9,452,388
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (f)
No Opt. Call 3,910,016
Total Tax Obligation/General 151,997,678
Tax Obligation/Limited - 35.0%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 1,003,640
Alameda Community Facilities District No. 22-1, California,
Alameda Marina, Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 783,428
1,250 5.000%, 9/01/53 9/29 at 103.00 1,139,575
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call 275,474
240 0.000%, 9/01/30 - AGM Insured No Opt. Call 184,707
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call 2,889,373
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call 1,212,200
2,580 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,589,391

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Beaumont Unified School District, California, Special Tax
Bonds, Community Facilities District 2020-1, Improvement
Area 2 Series 2023:
$ 660 5.000%, 9/01/48 9/29 at 103.00 $ 648,912
875 5.000%, 9/01/53 9/29 at 103.00 852,390
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 302,328
400 5.000%, 9/01/49 9/25 at 103.00 400,400
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 755,408
1,115 5.000%, 9/01/48 9/25 at 103.00 1,115,970
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 1,035,900
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,920,159
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call 1,245,150
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 1,714,229
4,590 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 3,026,967
700 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 596,792
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 952,482
3,150 4.000%, 9/01/50 9/27 at 103.00 2,664,837
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 924,750
1,505 4.000%, 9/01/51 9/28 at 103.00 1,229,615
3,990 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 3,928,235
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 3,038,700
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 1,004,290
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 2,135,376
355 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 359,235
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 10/23 at 100.00 1,000,770
2,000 5.125%, 9/01/42 10/23 at 100.00 2,000,520
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 2,013,820
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 2,538,400
3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 3,015,870

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 $ 5,291,423
1,300 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-01, Wagon Wheel, Series
2020, 4.000%, 9/01/50
9/30 at 100.00 1,069,887
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement
Area 1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 1,159,512
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022, 5.250%, 9/01/52
9/32 at 100.00 329,780
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 1,626,500
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area
Number 1, Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 1,497,104
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 3,572,022
1,120 5.000%, 9/02/40 9/25 at 100.00 1,127,627
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/23 at 100.00 451,027
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
10/23 at 100.00 2,275,319
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 2,065,253
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 2,248,893
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 1,727,180
3,310 5.000%, 9/02/46 9/26 at 100.00 3,325,193
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 483,566
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 377,595
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 3,579,678
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 3,768,406
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B,
5.000%, 9/02/48
9/28 at 100.00 924,839
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
1,150 5.000%, 9/02/44 9/29 at 100.00 1,165,858
1,685 5.000%, 9/02/49 9/29 at 100.00 1,698,261

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
$ 725 5.000%, 9/02/44 9/29 at 100.00 $ 732,736
2,310 5.000%, 9/02/49 9/29 at 100.00 2,316,283
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 699,729
805 5.000%, 9/02/50 9/30 at 100.00 803,623
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2022C:
1,500 5.125%, 9/02/42 9/32 at 100.00 1,425,750
2,000 5.375%, 9/02/52 9/32 at 100.00 1,895,400
3,980 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/40
9/30 at 100.00 3,438,959
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call 714,700
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,550,087
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
895 5.000%, 9/01/43 9/25 at 103.00 907,387
1,115 5.000%, 9/01/48 9/25 at 103.00 1,123,307
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 321,866
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
410 5.250%, 9/01/27 - AMBAC Insured 10/23 at 100.00 410,164
210 5.000%, 9/01/32 - AMBAC Insured 10/23 at 100.00 209,996
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 685,859
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 2,176,270
1,250 5.000%, 9/01/48 9/24 at 103.00 1,256,725
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 332,639
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 816,760
Dublin Community Facilities District 2015-1 Dublin Crossing,
California, Special Tax Bonds,  Improvement Area 4, Series
2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 1,017,200
1,000 5.500%, 9/01/51 9/29 at 103.00 1,013,040
6,300 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 6,467,013
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
3/24 at 100.00 251,160
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 1,463,355
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 1,000,121

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
$ 1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 $ 1,359,140
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 1,870,555
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/24 at 100.00 437,258
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 20
Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 1,232,637
1,300 5.125%, 9/01/52 9/29 at 103.00 1,265,056
3,225 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 2,738,122
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 3,830,320
1,515 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 1,450,734
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 10/23 at 103.00 438,100
1,545 4.000%, 9/01/48 10/23 at 103.00 1,308,383
Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 355,631
500 4.500%, 9/01/43 9/29 at 103.00 467,700
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,197,237
Hemet Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2021-7,
Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 998,060
1,000 5.000%, 9/01/53 9/30 at 103.00 959,470
375 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
9/23 at 100.00 375,294
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 1,045,388
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
10/23 at 100.00 155,319
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 502,820
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 3,392,303
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/24 at 100.00 1,227,954
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 840,620
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 703,536
1,000 4.000%, 9/01/47 9/24 at 103.00 846,630
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 413,492
600 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 604,146

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 $ 4,196,021
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
595 5.650%, 9/01/38 9/26 at 103.00 596,636
945 5.750%, 9/01/43 9/26 at 103.00 943,271
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
775 5.125%, 9/01/28 10/23 at 100.00 775,604
390 5.250%, 9/01/32 10/23 at 100.00 390,351
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 928,792
1,815 5.000%, 9/01/43 9/24 at 100.00 1,819,211
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42 (f)
8/29 at 100.00 2,737,957
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 1,707,650
1,580 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 1,473,571
8,660 Madera County, California, Special Tax Bonds, Community Facilities
District 2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%,
9/01/53
9/29 at 103.00 8,301,909
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call 1,363,617
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 460,453
3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 2,983,500
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 3/24 at 101.00 465,795
500 4.250%, 9/01/44 3/24 at 101.00 450,225
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 415,275
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 7, Series 2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 1,319,143
2,000 5.250%, 9/01/52 9/29 at 103.00 2,003,160
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 1,005,470
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilties District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 2,009,360
500 4.250%, 9/01/44 9/24 at 100.00 450,225
1,000 5.000%, 9/01/44 9/24 at 100.00 1,002,250
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 910,540
750 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/53
9/29 at 103.00 730,620
Menifee, California, Special Tax Bonds, Community Facilities
District 2022-1, Quartz Ranch Series 2023A:
700 5.000%, 9/01/48 9/30 at 103.00 686,308
1,000 5.000%, 9/01/53 9/30 at 103.00 972,680

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call $ 1,044,724
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 843,993
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 975,093
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 945,870
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 829,934
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 5.450%, 9/01/28 (d) 3/24 at 100.00 362,778
2,927 5.550%, 9/01/36 (d) 3/24 at 100.00 1,082,836
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 1,273,262
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 886,450
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,208,292
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 732,526
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 824,424
Orange County, California, Special Tax Bonds, Community
Facilities District 2021-1 Rienda, Series 2022A:
350 5.000%, 8/15/42 8/29 at 103.00 353,006
4,000 5.000%, 8/15/52 8/29 at 103.00 3,959,040
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 285,910
375 4.000%, 9/01/41 9/28 at 103.00 330,510
1,340 4.000%, 9/01/51 9/28 at 103.00 1,099,899
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call 939,843
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 938,448
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/27 - AMBAC Insured
No Opt. Call 2,590,566
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 0.000%, 7/01/53 (f)
1/33 at 100.00 1,901,250
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 2,812,410
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 1,874,940
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 2,845,620
4,645 4.329%, 7/01/40 7/28 at 100.00 4,410,892
2,610 4.536%, 7/01/53 7/28 at 100.00 2,362,155
3,670 4.784%, 7/01/58 7/28 at 100.00 3,440,221

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
$ 1,200 5.000%, 9/01/40 9/25 at 100.00 $ 1,206,804
1,250 5.000%, 9/01/45 9/25 at 100.00 1,254,075
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 1,591,034
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call 1,415,566
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call 942,719
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 1,171,681
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 1,157,567
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 976,050
1,525 5.250%, 9/01/47 9/29 at 103.00 1,511,184
2,015 5.000%, 9/01/52 9/29 at 103.00 1,881,506
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements,
Series 2019, 4.000%, 9/01/46
9/26 at 103.00 812,020
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call 1,168,245
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 2,137,990
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
3/24 at 100.00 874,132
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 10/23 at 100.00 660,515
3,410 5.000%, 9/01/42 10/23 at 100.00 3,410,579
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 1,010,430
535 5.000%, 9/01/45 9/27 at 100.00 538,729
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call 653,531
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call 711,988
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 823,126
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call 635,323
2,635 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
10/23 at 100.00 2,635,211
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 826,822
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Creekview Improvement Area 2, Series 2023:
480 5.000%, 9/01/43 9/29 at 103.00 464,362
1,500 5.250%, 9/01/53 9/29 at 103.00 1,451,535
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 864,063
2,360 5.500%, 9/01/46 9/26 at 100.00 2,407,908

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Ranch at Sierra Vista, Public Facilities Series
2023:
$ 1,000 5.000%, 9/01/43 9/30 at 103.00 $ 1,001,910
1,150 5.000%, 9/01/53 9/30 at 103.00 1,113,476
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 421,816
1,300 4.000%, 9/01/50 9/27 at 103.00 1,081,366
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 553,250
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 1,108,393
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 2,063,428
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 505,590
700 5.000%, 9/01/49 9/26 at 103.00 702,982
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 2,669,898
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 230,460
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 6.287%, 12/01/33 - AMBAC Insured, 144A, (IF) (c)
No Opt. Call 2,536,785
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,120,360
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call 3,081,571
265 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 267,067
1,600 Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 1,573,984
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 726,806
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 1,911,761
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 6.000%, 12/31/26 (d)
No Opt. Call 29,960
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 1,306,533
375 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 375,645
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 553,427
1,500 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Housing Increment Series 2022B, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,358,265
855 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 858,565
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 1,269,175
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
10/23 at 37.60 4,770,237

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB) (c)
4/27 at 100.00 $ 11,468,883
3,900 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities and Services Special Tax District 2020-1,
Series 2021C, 4.000%, 9/01/51, 144A
9/28 at 103.00 3,048,162
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2014-1 Transbay
Transit Center, Green Series 2022A:
1,000 5.000%, 9/01/42, (UB) (c) 9/32 at 100.00 1,048,690
1,735 5.000%, 9/01/47, (UB) (c) 9/32 at 100.00 1,798,900
1,150 5.000%, 9/01/52, (UB) (c) 9/32 at 100.00 1,182,039
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 1,363,101
2,900 4.000%, 9/01/50 9/27 at 103.00 2,401,258
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
3/24 at 103.00 753,010
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
55 6.250%, 7/01/24 No Opt. Call 56,254
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 4,724,250
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 1,348,176
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 4,787,370
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
10/23 at 100.00 4,003,000
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,010,660
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 2,715,862
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 1,086,069
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 1,696,328
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
3/24 at 101.00 360,180
1,195 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 1,175,044
1,000 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2
Series 2023, 5.000%, 9/01/54
9/29 at 103.00 973,810
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 700,056
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 813,780
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 357,704
785 5.250%, 9/01/45 9/25 at 100.00 791,531
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 2,830,694

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 $ 7,799,654
1,890 Westside Union School District, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area B, Series 2023, 5.250%,
9/01/52
9/29 at 103.00 1,806,727
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 1,455,057
1,855 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 1,596,877
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27 (d)
9/23 at 100.00 124,700
Total Tax Obligation/Limited 375,229,967
Transportation - 10.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 0.000%, 10/01/49 - AGM Insured, (UB) (c),(f) 10/37 at 100.00 4,855,570
34,890 0.000%, 10/01/52 - AGM Insured, (UB) (c),(f) 10/37 at 100.00 18,021,732
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022B:
4,000 0.000%, 10/01/47, (UB) (c),(f) 10/37 at 100.00 2,046,320
8,405 0.000%, 10/01/48, (UB) (c),(f) 10/37 at 100.00 4,288,063
5,185 0.000%, 10/01/49, (UB) (c),(f) 10/37 at 100.00 2,645,283
7,080 0.000%, 10/01/50, (UB) (c),(f) 10/37 at 100.00 3,607,119
7,410 0.000%, 10/01/51 - AGM Insured, (UB) (c),(f) 10/37 at 100.00 3,827,487
4,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call 3,950,440
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 10,020,200
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
10/23 at 102.00 4,839,400
10,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (c)
1/31 at 100.00 10,182,587
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call 2,802,600
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 1,780,112
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53 - AGM Insured
7/27 at 100.00 2,295,975
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 450,783
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 90,148
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 258,800
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 411,456
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT) (c)
11/31 at 100.00 2,779,650
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT), (UB) (c)
11/27 at 100.00 10,179,800
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT), (UB) (c)
7/31 at 100.00 5,070,600

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A,
4.000%, 5/01/49, (AMT), (UB) (c)
5/29 at 100.00 $ 4,035,015
5,165 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT), (UB) (c)
5/28 at 100.00 5,220,214
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 202,140
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call 37,108
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) (c)
3/27 at 100.00 6,227,725
1,200 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 1,147,548
Total Transportation 111,273,875
U.S. Guaranteed - 0.8% (g)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 1,515,030
1,955 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 1,968,489
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40, (Pre-refunded
7/01/24)
7/24 at 100.00 254,222
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,323
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 1,622,607
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 2,064,806
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 295,513
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 410,677
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
55 6.250%, 7/01/24, (ETM) No Opt. Call 56,290
Total U.S. Guaranteed 8,228,957
Utilities - 4.4%
9,375 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 9,723,844
1,100 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project),
Series 2023 (AMT), 5.000%, 11/21/45, (AMT), 144A
7/33 at 100.00 1,105,852
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 500,705
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call 26,573
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 59,537
420 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 442,180

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 $ 2,882,700
5 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 5,001
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 6.125%, 7/01/40 (d),(e)
10/23 at 100.00 1,352,415
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call 1,119,434
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 4.625%, 7/01/30 (d),(e)
10/23 at 100.00 4,811
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
1,030 3.625%, 7/01/21 (d),(e) 7/20 at 100.00 186,176
1,000 5.000%, 7/01/25 (d),(e) 7/20 at 100.00 175,152
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 4.800%, 7/01/29 (d),(e) 10/23 at 100.00 254,299
5,385 5.000%, 7/01/42 (d),(e) 10/23 at 100.00 1,147,551
2,925 5.050%, 7/01/42 (d),(e) 10/23 at 100.00 522,587
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20 (d),(e)
No Opt. Call 14,695
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 7/01/32 (d),(e)
10/23 at 100.00 325,358
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 5.250%, 7/01/24 (d),(e) 10/23 at 100.00 86,537
275 5.250%, 7/01/25 (d),(e) 10/23 at 100.00 50,178
3,000 5.250%, 7/01/27 (d),(e) 10/23 at 100.00 502,645
1,020 5.250%, 7/01/31 (d),(e) 10/23 at 100.00 175,971
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 5.000%, 7/01/24 (d),(e) 10/23 at 100.00 23,661
200 4.800%, 7/01/27 (d),(e) 10/23 at 100.00 40,891
2,000 5.400%, 7/01/28 (d),(e) 10/23 at 100.00 348,256
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
1,445 4.625%, 7/01/25 (d),(e) 10/23 at 100.00 253,789
95 5.250%, 7/01/26 (d),(e) 10/23 at 100.00 16,536
1,000 5.250%, 7/01/35 (d),(e) 10/23 at 100.00 185,823
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
165 5.000%, 7/01/21 (d),(e) 7/20 at 100.00 28,110
1,695 5.000%, 7/01/23 (d),(e) No Opt. Call 320,172
1,000 5.250%, 7/01/26 (d),(e) 10/23 at 100.00 197,538
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 7.250%, 7/01/30 (d),(e) 10/23 at 100.00 39,412
4,430 6.750%, 7/01/36 (d),(e) 10/23 at 100.00 791,068
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 5.375%, 7/01/24 (d),(e) 10/23 at 100.00 161,566
1,000 5.250%, 7/01/33 (d),(e) 10/23 at 100.00 173,957
295 5.500%, 7/01/38 (d),(e) 10/23 at 100.00 49,597
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 5.950%, 7/01/30 (d),(e)
10/23 at 100.00 409,737
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 1,269,200
1,500 5.000%, 8/01/42 8/28 at 100.00 1,515,510

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

See Notes to Financial Statements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
$ 1,000 5.000%, 11/01/29 No Opt. Call $ 1,036,320
220 5.000%, 11/01/33 No Opt. Call 230,223
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 2,151,281
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 148,773
West County Facilities Financing Authority, California,
Wastewater Revenue Bonds, Green Series 2021:
5,020 4.000%, 6/01/46, (UB) (c) 6/31 at 100.00 4,840,585
13,245 4.000%, 6/01/51, (UB) (c) 6/31 at 100.00 12,579,174
Total Utilities 47,475,380
Total Municipal Bonds
(cost $1,364,466,366) 1,266,632,487
Total Long-Term Investments
(cost $1,364,466,366) 1,266,632,487
Floating Rate Obligations - (20.3)%   (217,922,000)
Other Assets & Liabilities, Net - 2.1% 22,580,024
Net Assets - 100% $ 1,071,290,511
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen California Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.5%
X
1,692,588,318 MUNICIPAL BONDS - 98.5%
X 1,692,588,318
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 $ 335,649
Total Consumer Staples 335,649
Education and Civic Organizations - 5.5%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 5,044,500
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 3,068,550
California Educational Facilities Authority, Revenue Bonds,
University of the Pacific, Series 2023:
2,040 5.000%, 11/01/43 11/33 at 100.00 2,191,960
3,240 4.250%, 11/01/48 11/33 at 100.00 3,112,603
500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/23 at 101.00 473,120
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 1,079,619
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 7,330,933
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 6,895,054
250 California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017, 5.000%, 6/01/54, 144A
6/27 at 100.00 219,580
2,935 California School Finance Authority Charter School Revenue Bonds,
Fenton Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50,
144A
7/27 at 100.00 2,699,466
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 1,045,930
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 1,077,637
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
450 5.000%, 8/01/36, 144A 8/25 at 100.00 453,253
460 5.000%, 8/01/46, 144A 8/25 at 100.00 448,767
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 780,436
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 383,038
500 5.000%, 6/01/51, 144A 6/26 at 100.00 457,960
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 373,912
550 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series
2023, 5.500%, 8/01/43, 144A
8/33 at 100.00 550,798
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 282,330

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 280 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools Obligated Group, Series 2023A, 5.000%, 6/01/43,
144A
6/31 at 100.00 $ 270,589
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 442,865
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 742,515
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 818,488
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 5,241,701
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 546,672
545 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.000%, 7/01/40, 144A
7/28 at 103.00 537,179
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 2,741,664
3,100 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 3,294,649
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 5,495,091
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 5,940,215
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 1,163,413
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 16,002,212
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 12,349,736
Total Education and Civic Organizations 93,556,435
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 1,963
Total Financials 1,963
Health Care - 12.8%
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 17,596,758
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 3,901,028
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 1,289,594
11,100 5.000%, 11/15/48 11/27 at 100.00 11,350,305
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 6,806,940
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 3,852,965
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
10/23 at 100.00 5,792,011
California Health Facilities Financing Authority, Revenue
Bonds, City of Hope National Medical Center, Series 2019:
7,850 4.000%, 11/15/45 11/29 at 100.00 7,174,821
2,700 5.000%, 11/15/49 11/26 at 100.00 2,722,788

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
$ 10,750 4.000%, 4/01/40 4/30 at 100.00 $ 10,124,135
3,175 4.000%, 4/01/45 4/30 at 100.00 2,870,803
36,320 4.000%, 4/01/49 4/30 at 100.00 32,017,533
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,992,954
7,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 5.000%, 11/01/47
No Opt. Call 8,191,725
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 838,408
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 1,831,041
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 249,042
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 1,802,760
8,500 5.250%, 11/01/41 11/26 at 100.00 8,062,505
6,750 5.000%, 11/01/47 11/26 at 100.00 5,880,870
6,810 5.250%, 11/01/47 11/26 at 100.00 6,212,967
5,300 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 5,355,385
2,950 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 3,151,426
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 1,938,000
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 2,512,250
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 5,951,820
20,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 20,299,933
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 8,405,964
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 1,336,242
1,000 5.000%, 3/01/45 3/26 at 100.00 1,004,410
4,650 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 4,704,219
10,000 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
9/23 at 100.00 8,458,200
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 1,461,710
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
31 5.750%, 7/01/24 (c),(d) 10/23 at 100.00 31,196
36 5.750%, 7/01/30 (c),(d) 10/23 at 100.00 35,868
2 5.750%, 7/01/35 (c),(d) 10/23 at 100.00 2,336
34 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
(c),(d)
1/22 at 100.00 33,758
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 2,444,730

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,000 Palomar Health System, California, Revenue Bonds, Refunding Series
2017, 5.000%, 11/01/42
11/27 at 100.00 $ 5,038,800
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 1,647,082
2,800 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,690,856
Total Health Care 219,066,138
Housing/Multifamily - 14.0%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 11,965,339
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 12,416,963
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 21,037,772
1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 1,421,765
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 417,872
440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 399,027
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 2,614,505
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 17,606,056
11,130 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 10,746,613
12,428 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 11,434,013
1,521 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,484,445
9,789 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 9,521,015
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 171,207
455 5.250%, 8/15/49 8/24 at 100.00 457,448
3,145 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
10/23 at 100.00 2,989,700
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 14,627,668
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 4,186,334
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 725,153
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 5,885,942
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 934,674
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 4,272,126

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 19,796,085
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 11,517,310
2,835 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 2,397,418
4,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 3,141,187
5,205 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 3,504,787
17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 12,719,850
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 1,193,340
4,750 3.125%, 7/01/56, 144A 7/32 at 100.00 3,086,122
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 276,765
16,415 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 12,115,255
3,765 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 2,636,328
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 4,112,994
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 4,840,511
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 1,692,999
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 2,808,565
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 10,217,491
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 2,269,634
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 6,547,130
520 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call 523,177
Total Housing/Multifamily 240,712,585

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.1%
$ 1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 $ 1,299,926
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services, Series 2021A, 4.000%,
4/01/41
4/31 at 100.00 928,390
Total Long-Term Care 2,228,316
Tax Obligation/General - 9.1%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call 904,700
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (e)
5/40 at 100.00 3,898,833
1,940 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/37
10/24 at 100.00 1,967,955
6,540 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 6,701,407
California State, General Obligation Bonds, Various Purpose
Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 2,597,200
835 5.000%, 9/01/46 9/26 at 100.00 866,805
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 23,407,332
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,750,512
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 3,568,467
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 13,982,640
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 2,676,650
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 6,763,890
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
10/23 at 100.00 30,045
5,000 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 5.000%, 7/01/24
No Opt. Call 5,078,900
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 6,099,317
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 9,792,300
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 3,903,731
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 11,259,843
30,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 29,334,952
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (e)
8/28 at 100.00 1,462,057
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 2,438,847
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 2,164,560
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%,
8/01/43
8/24 at 100.00 3,104,733

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 $ 654,849
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 7,719,926
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call 1,126,400
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (e)
No Opt. Call 2,654,715
Total Tax Obligation/General 155,911,566
Tax Obligation/Limited - 10.6%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,012,572
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
10/23 at 100.00 1,660,412
1,025 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
10/23 at 100.00 1,025,810
2,235 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 1,473,915
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 2,169,377
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
10/23 at 100.00 1,962,195
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 639,420
4,325 California State Public Works Board, Lease Revenue Bonds, California Air
Resources Board, Southern California Headquarters - Mary D. Nichols
Campus, Green Series 2022D, 4.000%, 5/01/47
5/32 at 100.00 4,110,393
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 2,028,500
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 5,211,648
2,600 5.000%, 10/01/33 10/24 at 100.00 2,644,070
3,820 5.000%, 10/01/34 10/24 at 100.00 3,883,145
2,000 5.000%, 10/01/39 10/24 at 100.00 2,030,940
355 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/23 at 100.00 333,572
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 10/23 at 100.00 1,918,428
2,165 5.500%, 9/01/29 10/23 at 100.00 2,168,854
1,520 5.500%, 9/01/30 10/23 at 100.00 1,522,660
775 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/37
9/27 at 100.00 792,778
1,800 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 1,825,740
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 1,546,485
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019,
5.000%, 9/01/49
9/26 at 103.00 1,005,290

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 $ 322,065
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 6,436,455
3,725 5.000%, 11/15/39 11/25 at 100.00 3,643,832
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
10/23 at 100.00 1,000,900
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 1,097,586
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 502,820
750 5.000%, 9/01/44 9/24 at 100.00 752,482
1,000 5.000%, 9/01/49 9/24 at 100.00 1,002,410
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 3,269,747
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 793,713
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,635,617
1,400 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement
Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,409,674
505 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
10/23 at 100.00 505,540
390 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
10/23 at 100.00 390,417
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,006,240
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 5,391,680
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%,
12/01/39
12/24 at 100.00 3,043,620
Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 7,497,980
4,495 5.000%, 12/01/49 12/29 at 100.00 4,778,859
115 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM
Insured
9/25 at 100.00 118,043
325 Menifee, California, Special Tax Bonds, Community Facilities District 2021-
1, Banner Park Series 2023A, 5.000%, 9/01/48
9/29 at 103.00 319,992
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 1,478,411
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 580,066
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 3,355,723
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 3,320,066
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 257,777

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 15,907 0.000%, 7/01/46 7/28 at 41.38 $ 4,430,418
31,031 5.000%, 7/01/58 7/28 at 100.00 30,112,482
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
5,920 4.536%, 7/01/53 7/28 at 100.00 5,357,837
5,025 4.784%, 7/01/58 7/28 at 100.00 4,710,385
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 1,626,896
2,800 5.000%, 9/01/31 9/24 at 100.00 2,847,488
2,400 5.000%, 9/01/32 9/24 at 100.00 2,440,248
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 4,522,509
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 353,323
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 1,026,220
1,000 5.000%, 9/01/29 9/25 at 100.00 1,023,090
1,000 5.000%, 9/01/30 9/25 at 100.00 1,021,270
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 202,306
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 3,399,323
385 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 386,605
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
10/23 at 100.00 1,957,268
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/23 at 100.00 110,249
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 2,258,021
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 110,435
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 3,151,949
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 403,639
Tustin, California,Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 50,302
100 5.000%, 9/01/45 9/25 at 100.00 100,288
625 Val Verde Unified School District, California, Special Tax Bonds,
Community Facilities District 2018-2, Stratford Improvement Area 2
Series 2023, 5.000%, 9/01/48
9/29 at 103.00 612,775
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 10/23 at 100.00 7,617,024
7,920 6.125%, 9/01/37 10/23 at 100.00 7,936,790
Total Tax Obligation/Limited 182,647,059

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 19.3%
$ 50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call $ 50,609
23,835 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 23,710,820
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 17,689,253
4,335 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 4,605,244
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Green Series 2022G, 5.000%, 5/15/52,
(AMT)
11/31 at 100.00 5,190,542
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 1,539,181
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 1,226,088
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 1,240,116
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 3,189,580
355 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/41
5/25 at 100.00 363,442
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 7,003,945
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 2,010,678
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 1,852,290
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 24,879,431
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 2,129,280
1,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 1,499,744
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 3,408,882
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 3,612,735
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019F:
1,285 5.000%, 5/15/37, (AMT) 5/29 at 100.00 1,349,353
12,950 5.000%, 5/15/44, (AMT) 5/29 at 100.00 13,321,794
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 10,345,500
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2022A:
9,250 5.000%, 5/15/45, (AMT) 5/32 at 100.00 9,609,085
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 910,500
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 14,730,915
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 2,940,560
10,815 4.000%, 6/01/46 6/31 at 100.00 10,074,389

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
$ 2,625 5.000%, 7/01/47 7/27 at 100.00 $ 2,715,405
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 2,016,640
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,060,880
9,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 9,680,690
6,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 6,714,825
6,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A,
5.000%, 5/01/44, (AMT)
5/29 at 100.00 6,344,998
7,620 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 7,811,110
4,435 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 4,447,196
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 10,118,600
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 17,962,666
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 5,039,950
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 7,298,916
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 9,419,631
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 18,978,965
3,515 5.000%, 5/01/50, (AMT) 5/29 at 100.00 3,587,304
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 15,288,377
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 10,118,000
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 22,028,402
Total Transportation 332,116,511
U.S. Guaranteed - 14.1% (f)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 8,983,276
8,455 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Refunding Series 2015, 0.000%,
8/01/30, (Pre-refunded 2/15/25)
2/25 at 80.12 6,455,139
14,160 Belmont-Redwood Shores School District, San Mateo County, California,
General Obligation Bonds, Election 2014 Series 2015A, 4.000%,
8/01/40, (Pre-refunded 8/01/25)
8/25 at 100.00 14,447,589
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 4,065,101

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 $ 2,521,757
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 5,701,753
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 11,321,855
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded
7/01/24)
7/24 at 100.00 1,266,028
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,323
California Statewide Communities Development Authority,
Revenue Bonds, Cottage Health System Obligated Group,
Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 1,336,803
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 1,122,506
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 1,724,577
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 571,240
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 3,823,394
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 8,416,016
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 8,503,358
11,765 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Series 1995A, 0.000%, 1/01/25, (ETM)
No Opt. Call 11,268,635
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 17,815,620
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 21,832,157
37,230 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 38,540,124
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Series 2005A:
11,070 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call 10,811,847
4,390 0.000%, 6/01/28 - AMBAC Insured, (ETM) No Opt. Call 3,817,676
Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2015A:
21,030 5.000%, 8/01/30, (Pre-refunded 8/01/24) 8/24 at 100.00 21,403,493
23,915 5.000%, 8/01/31, (Pre-refunded 8/01/24) 8/24 at 100.00 24,339,730
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 601,315
5,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital
de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded
11/15/26)
11/26 at 100.00 4,883,350
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 2,123,360
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 2,047,160

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 $ 1,418,520
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 1,764,209
Total U.S. Guaranteed 242,968,911
Utilities - 13.0%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 4,999,250
18,060 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 17,632,520
4,405 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 4,470,414
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call 2,745,655
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call 10,708,054
140 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
9/23 at 100.00 140,000
2,290 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/44
10/29 at 100.00 2,453,643
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 1,540,695
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 5,120,850
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 4,313,899
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 3,033,810
9,780 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 10,402,693
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2019A:
5,000 5.000%, 7/01/45 1/29 at 100.00 5,276,450
5,000 5.250%, 7/01/49 1/29 at 100.00 5,320,300
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 34,987,134
16,230 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 17,268,233
4,800 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/43
1/32 at 100.00 5,275,824
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,240,250
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 18,807,081
3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 3,594,375
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 10,189,300
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
9/23 at 100.00 2,601,768
16,465 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 17,803,604
15,665 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/45
10/29 at 100.00 16,782,384
3,160 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 3,326,880

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 $ 2,094,762
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 214,515
5,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 4,384,687
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 2,314,155
Total Utilities 223,043,185
Total Municipal Bonds
(cost $1,766,299,103) 1,692,588,318
Total Long-Term Investments
(cost $1,766,299,103) 1,692,588,318
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.0%
X 17,600,000 MUNICIPAL BONDS - 1.0%
X 17,600,000
Utilities - 1.0%
$ 10,600 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Variable Rate Demand Obligations Series 2001B-2,
2.250%, 7/01/34, (Mandatory Put 9/15/23) (g)
10/23 at 100.00 $ 10,600,000
7,000 Modesto, California, Water Revenue Certificates of Participation, Series
2008A, 2.610%, 10/01/36, (Mandatory Put 9/15/23) (g)
9/23 at 100.00 7,000,000
Total Utilities 17,600,000
Total Municipal Bonds
(cost $17,600,000) 17,600,000
Total Short-Term Investments
(cost $17,600,000) 17,600,000
Total Investments
(cost $1,783,899,103) - 99.5% 1,710,188,318
Other Assets & Liabilities, Net - 0.5% 9,334,991
Net Assets - 100% $ 1,719,523,309
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.2%
X 209,768,827 MUNICIPAL BONDS - 97.2%
X 209,768,827
Education and Civic Organizations - 16.7%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 $ 1,129,805
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 371,788
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 1,072,763
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,911,164
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 665,040
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 1,648,021
1,000 5.000%, 7/01/53 7/32 at 100.00 1,019,340
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 5,138,715
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 1,807,138
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 2,066,340
2,685 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 2,735,263
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 2,091,740
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 3,638,735
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 636,456
2,210 3.000%, 7/01/46 7/31 at 100.00 1,663,135
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 1,352,685
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 1,797,180
1,925 4.000%, 6/01/51 12/31 at 100.00 1,688,494
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 1,713,952
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 1,971,620
Total Education and Civic Organizations 36,119,374
Health Care - 17.5%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 4,617,112
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Childrens Medical Center
and Subsidiaries, Series 2023E:
1,000 5.250%, 7/15/48 1/33 at 100.00 1,051,490
2,430 4.250%, 7/15/53 1/33 at 100.00 2,237,471
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 652,946
1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 1,011,502
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,691,480

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 $ 501,440
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 2,013,514
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 2,355,548
2,860 4.000%, 7/01/41 7/29 at 100.00 2,494,921
6,020 4.000%, 7/01/49 7/29 at 100.00 4,986,908
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 1,357,500
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 1,645,605
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 2,383,346
2,000 5.000%, 12/01/45 6/26 at 100.00 2,020,080
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 2,423,376
2,520 5.000%, 7/01/33 7/24 at 100.00 2,544,368
830 5.000%, 7/01/34 7/24 at 100.00 837,769
Total Health Care 37,826,376
Housing/Multifamily - 0.8%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,717,292
Total Housing/Multifamily 1,717,292
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 960,249
1,560 2.300%, 11/15/46 11/30 at 100.00 991,380
195 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 132,645
Total Housing/Single Family 2,084,274
Long-Term Care - 3.1%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 1,051,842
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 970,824
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
900 4.500%, 10/01/34, 144A 10/24 at 104.00 764,505
200 5.000%, 10/01/54, 144A 10/24 at 104.00 147,210
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 2,262,438
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 610,222
1,250 4.000%, 7/01/51 7/28 at 103.00 952,312
Total Long-Term Care 6,759,353

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 26.5%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 $ 607,254
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 1,012,020
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 1,077,727
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 2,052,420
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 2,545,789
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 725,040
1,000 2.550%, 6/15/46 6/31 at 100.00 671,880
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 704,430
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 2,415,528
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,040,950
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,444,062
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 1,060,570
3,270 5.000%, 4/15/35 4/27 at 100.00 3,456,652
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 1,597,369
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 1,395,636
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 1,240,700
1,450 4.000%, 4/15/37 4/29 at 100.00 1,461,455
650 5.000%, 4/15/39 4/29 at 100.00 687,850
2,000 Connecticut State, General Obligation Bonds, Series 2020A, 4.000%,
1/15/37
1/30 at 100.00 2,024,120
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 1,627,040
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A,
3.000%, 12/01/37
12/28 at 100.00 259,566
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
500 3.000%, 7/15/39 7/28 at 100.00 408,540
325 3.000%, 7/15/40 7/28 at 100.00 262,012
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 505,695
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 1,114,022
1,075 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2019A, 4.000%, 7/15/39
7/29 at 100.00 1,067,378
3,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2023, 4.000%, 8/01/43
8/33 at 100.00 2,926,080
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 3/01/47 - BAM Insured
3/32 at 100.00 5,178,250
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 1,037,280
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 819,072
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,668,827
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 513,255
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call 492,149
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 1,024,878

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 $ 2,293,212
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 574,175
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 501,898
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 791,400
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 574,064
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 573,948
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
10/23 at 100.00 2,002,000
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 725,107
Total Tax Obligation/General 57,161,300
Tax Obligation/Limited - 18.1%
1,930 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 1,662,637
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 2,502,075
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,429,949
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 1,044,470
3,500 5.000%, 9/01/33 9/26 at 100.00 3,654,945
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 2,112,300
2,000 5.000%, 1/01/38 1/28 at 100.00 2,098,540
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 1,479,240
1,000 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 911,920
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%,
10/01/52, 144A
10/28 at 103.00 507,280
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 2,725,467
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 631,507
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 1,623,228
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 986,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,860 0.000%, 7/01/46 7/28 at 41.38 518,047
4,250 4.750%, 7/01/53 7/28 at 100.00 3,984,248
1,000 5.000%, 7/01/58 7/28 at 100.00 970,400
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 80,036
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
10/23 at 100.00 2,501,650
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 744,655
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 1,618,858

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 $ 3,130,440
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 1,069,090
1,000 4.000%, 11/01/38 11/28 at 100.00 982,350
Total Tax Obligation/Limited 38,969,582
Transportation - 2.8%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 1,218,795
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 4,812,500
Total Transportation 6,031,295
U.S. Guaranteed - 2.7% (c)
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 949,383
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 508,090
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 1,016,180
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/35, (Pre-refunded 11/01/24)
11/24 at 100.00 2,293,470
1,055 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 1,071,363
Total U.S. Guaranteed 5,838,486
Utilities - 8.0%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 2,143,220
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
10/23 at 100.00 60,025
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,012,270
1,000 5.000%, 7/01/40 7/27 at 100.00 1,005,190
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 293,625
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,014,560
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call 1,036,331
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call 1,742,993
2,685 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Seventh Series 2023A-1, 5.000%, 8/01/51
8/33 at 100.00 2,874,239
1,685 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 1,775,939
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 3,081,038
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
10/23 at 100.00 500,355

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 $ 721,710
Total Utilities 17,261,495
Total Municipal Bonds
(cost $223,236,064) 209,768,827
Total Long-Term Investments
(cost $223,236,064) 209,768,827
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.8%
X 4,000,000 MUNICIPAL BONDS - 1.8%
X 4,000,000
Housing/Multifamily - 1.8%
$ 4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016E-3, 3.350%, 11/15/46, (Mandatory Put
9/15/23) (d)
9/23 at 100.00 $ 4,000,000
Total Housing/Multifamily 4,000,000
Total Municipal Bonds
(cost $4,000,000) 4,000,000
Total Short-Term Investments
(cost $4,000,000) 4,000,000
Total Investments
(cost $227,236,064) - 99.0% 213,768,827
Other Assets & Liabilities, Net - 1.0% 2,116,828
Net Assets - 100% $ 215,885,655
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.2%
X 603,729,754 MUNICIPAL BONDS - 96.2%
X 603,729,754
Education and Civic Organizations - 21.4%
Lowell, Massachusetts, Collegiate Charter School Revenue
Bonds, Series 2019:
$ 2,315 5.000%, 6/15/39 6/26 at 100.00 $ 2,230,618
1,750 5.000%, 6/15/49 6/26 at 100.00 1,607,498
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 602,355
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 1,285,301
5,165 5.000%, 10/01/46 10/26 at 100.00 5,210,813
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
9/23 at 100.00 3,001,440
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 2,469,873
1,020 5.000%, 7/01/42 7/27 at 100.00 1,060,841
3,110 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 3,341,664
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 1,264,322
840 5.000%, 10/01/38 10/28 at 100.00 884,898
1,000 5.000%, 10/01/39 10/28 at 100.00 1,050,380
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 3,024,930
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 1,517,188
1,500 5.000%, 1/01/47 1/27 at 100.00 1,442,520
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 1,616,304
6,020 5.000%, 1/01/40 1/28 at 100.00 6,001,157
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,959,700
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,364,950
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 2,072,324
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 530,195
235 5.000%, 7/01/37 7/25 at 100.00 240,722
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 706,475
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 954,770
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 1,130,805
2,065 5.000%, 3/01/44 3/24 at 100.00 2,073,363
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 1,081,310
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2013J:
950 5.250%, 10/01/39 10/23 at 100.00 951,168

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 $ 1,652,616
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 2,322,760
2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 2,563,613
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,385,078
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 621,858
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,219,000
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 477,643
1,470 4.000%, 7/01/51 7/31 at 100.00 1,190,626
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 1,590,795
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 892,159
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 1,000,890
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,049,650
1,000 5.000%, 6/01/38 6/28 at 100.00 1,044,660
6,210 5.000%, 6/01/48 6/28 at 100.00 6,387,668
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 5,205,050
7,000 5.000%, 9/01/45 9/27 at 100.00 7,269,850
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 809,979
1,000 4.000%, 9/01/44 9/29 at 100.00 934,720
3,500 5.000%, 9/01/49 9/29 at 100.00 3,677,730
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 717,493
500 5.000%, 7/01/36 7/27 at 100.00 510,155
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 2,440,957
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call 2,528,568
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,669,266
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call 1,492,758
2,800 5.000%, 7/01/26, (AMT) No Opt. Call 2,869,580
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call 889,908
1,000 5.000%, 7/01/30, (AMT) No Opt. Call 1,054,830
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 1,008,630
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 2,560,450

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2022-1:
$ 5,550 4.000%, 11/01/46 5/32 at 100.00 $ 5,309,408
10,605 5.000%, 11/01/52 5/30 at 100.00 11,225,180
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 1,077,950
2,000 5.000%, 5/01/39 5/29 at 100.00 2,143,240
Total Education and Civic Organizations 134,472,602
Health Care - 16.6%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 2,167,819
Massachusetts Development Finance Agency, Revenue
Bonds, Baystate Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 7/24 at 100.00 1,007,740
5,700 5.000%, 7/01/44 7/24 at 100.00 5,703,990
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 1,315,600
1,400 5.000%, 7/01/38 7/29 at 100.00 1,455,608
275 5.000%, 7/01/39 7/29 at 100.00 284,933
250 5.000%, 7/01/41 7/29 at 100.00 256,948
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 7,824,648
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 2,083,200
1,825 5.000%, 7/01/36 7/26 at 100.00 1,857,284
5,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 5,519,542
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 1,735,300
1,500 5.000%, 7/01/37 7/26 at 100.00 1,534,710
1,935 5.000%, 7/01/38 7/26 at 100.00 1,974,532
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 924,480
1,000 5.000%, 7/01/32 7/25 at 100.00 1,027,390
500 5.000%, 7/01/33 7/25 at 100.00 513,345
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 5,104,500
4,100 5.000%, 7/01/48 7/28 at 100.00 4,165,313
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 1,966,291
6,100 5.000%, 12/01/46 12/26 at 100.00 6,196,197
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 2,708,427
5,325 5.000%, 8/15/45 8/25 at 100.00 5,374,416
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Series 2020A-2:
3,535 4.000%, 7/01/40 1/30 at 100.00 3,370,057
1,490 4.000%, 7/01/41 1/30 at 100.00 1,408,020
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
10/23 at 100.00 1,450,091

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 100 5.000%, 7/15/30, 144A No Opt. Call $ 97,725
100 5.000%, 7/15/37, 144A 7/30 at 100.00 89,372
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,181,225
4,710 5.000%, 7/01/47 7/26 at 100.00 4,778,530
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 2,315,478
6,330 4.000%, 7/01/41 1/28 at 100.00 5,981,723
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 10/23 at 100.00 1,750,962
1,000 5.000%, 7/01/37 10/23 at 100.00 1,000,320
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 326,949
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
10/23 at 100.00 3,529,022
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 899,292
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 343,672
6,855 5.000%, 7/01/44 7/27 at 100.00 6,834,435
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 564,818
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 485,920
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,479,815
2,700 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,481,057
Total Health Care 104,070,696
Housing/Multifamily - 2.1%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call 3,322,800
2,115 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 1,613,851
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 1,477,060
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 1,177,866
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 1,046,460
1,100 2.375%, 12/01/45 6/30 at 100.00 708,862
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 382,955
410 2.375%, 12/01/46 6/30 at 100.00 259,587
325 2.450%, 12/01/51 6/30 at 100.00 192,585
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 2,741,412
Total Housing/Multifamily 12,923,438

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 0.8%
$ 1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 $ 1,026,855
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 1,021,155
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 998,916
750 2.000%, 12/01/32 12/30 at 100.00 631,238
1,380 2.050%, 6/01/33 12/30 at 100.00 1,156,964
500 2.100%, 12/01/33 12/30 at 100.00 417,430
Total Housing/Single Family 5,252,558
Long-Term Care - 0.7%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 9/23 at 105.00 1,513,713
275 5.000%, 10/01/47, 144A 9/23 at 105.00 244,676
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 565,835
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 437,971
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 390,488
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 923,885
Total Long-Term Care 4,076,568
Tax Obligation/General - 17.5%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 821,725
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 1,215,424
1,440 3.000%, 6/01/39 6/28 at 100.00 1,230,710
1,490 3.000%, 6/01/40 6/28 at 100.00 1,254,610
10,000 Dennis-Yarmouth Regional School District, Barnstable County,
Massachusetts, General Obligation Bond,  Anticipation Note Series
2022, 4.500%, 11/14/23
No Opt. Call 10,023,000
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 1,736,591
1,610 4.000%, 12/01/33 12/29 at 100.00 1,683,191
1,615 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 1,418,697
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
10/23 at 100.00 1,742,018
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 1,944,600
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 3,047,520
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 1,192,868
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 3,113,010
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 5,183,000
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 3,918,488
2,490 5.000%, 1/01/45 1/28 at 100.00 2,587,234
950 5.000%, 1/01/46 1/28 at 100.00 986,053

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 $ 11,584,841
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 7,655,970
8,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2023A, 5.000%, 5/01/48
5/33 at 100.00 8,595,440
10,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 10,730,300
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
10/23 at 100.00 1,000,870
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 4,816,650
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 1,552,824
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 2,497,410
7,555 Revere, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2022, 4.000%, 8/01/47
8/31 at 100.00 7,275,994
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2015, 4.000%, 9/15/33
9/24 at 100.00 3,225,224
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 2,144,394
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 2,492,540
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School
Project, Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 3,367,450
Total Tax Obligation/General 110,038,646
Tax Obligation/Limited - 20.6%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 1,368,943
1,000 5.000%, 11/15/39 11/25 at 100.00 978,210
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 1,183,966
2,000 5.000%, 12/01/46 12/26 at 100.00 1,873,760
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 1,023,675
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 526,185
12,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 12,785,040
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,537,850
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 11,015,200
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2017A-2:
2,050 5.000%, 7/01/44 7/27 at 100.00 2,126,813
3,065 5.000%, 7/01/46 7/27 at 100.00 3,171,043
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
4,330 4.000%, 7/01/39 7/31 at 100.00 4,332,685
1,000 4.000%, 7/01/51 7/31 at 100.00 949,120
2,505 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 2,610,110
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 485,270
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call 1,324,777

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 $ 1,689,814
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 4,860,500
3,020 5.000%, 8/15/50 8/30 at 100.00 3,208,690
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 7,332,570
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 4,736,883
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 2,883,636
8,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 8,450,267
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 5,796,114
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 3,557,680
15,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 15,884,850
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,798,949
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,501,695
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 4,931,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 3,097,639
4,510 0.000%, 7/01/46 7/28 at 41.38 1,256,125
4,725 4.750%, 7/01/53 7/28 at 100.00 4,429,546
5,708 5.000%, 7/01/58 7/28 at 100.00 5,539,043
Total Tax Obligation/Limited 129,247,898
Transportation - 5.3%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 1,339,962
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,530,720
5,750 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/44, (AMT)
7/24 at 100.00 5,765,065
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 1,800,417
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 1,452,787
2,000 5.000%, 7/01/45 7/25 at 100.00 2,031,680
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 1,761,813
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 10,208,300
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 2,584,325
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,760,459
Total Transportation 33,235,528

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.4% (c)
$ 1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 $ 1,911,187
5,915 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 6,008,398
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 2,348,541
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 6,636,300
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48, (Pre-refunded 10/01/23)
10/23 at 100.00 7,007,910
665 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 668,345
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2013J:
50 5.250%, 10/01/39, (Pre-refunded 10/01/23) 10/23 at 100.00 50,061
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,920,264
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,055,090
Total U.S. Guaranteed 27,606,096
Utilities - 6.8%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 3,991,120
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 2,819,558
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 921,297
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,488,350
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 2,706,048
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 1,795,778
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds,
Sustainabilty 24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 6,308,369
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 978,130
1,310 4.000%, 7/01/40 1/32 at 100.00 1,271,224
1,400 4.000%, 7/01/41 1/32 at 100.00 1,356,796
2,000 4.000%, 7/01/46 1/32 at 100.00 1,903,980
2,250 4.000%, 7/01/51 1/32 at 100.00 2,114,685
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 1,384,275
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 1,046,830
1,870 5.000%, 8/01/42 8/27 at 100.00 1,945,847
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call 5,073,916
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 3,000,810
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 1,075,892

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 $ 622,819
Total Utilities 42,805,724
Total Municipal Bonds
(cost $630,297,731) 603,729,754
Total Long-Term Investments
(cost $630,297,731) 603,729,754
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.9%
X 18,470,000 MUNICIPAL BONDS - 2.9%
X 18,470,000
Education and Civic Organizations - 1.2%
$ 7,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2008U-6E, 2.400%, 10/01/42, (Mandatory Put 9/08/23)
(d)
9/23 at 100.00 $ 7,500,000
Total Education and Civic Organizations 7,500,000
Health Care - 0.7%
$ 4,800 Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations,
Series 1997P, 3.150%, 7/01/27, (Mandatory Put 9/15/23) (d)
10/23 at 100.00 4,800,000
Total Health Care 4,800,000
Housing/Single Family - 0.1%
$ 500 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2022E, 1.550%, 3/01/49, (Mandatory Put 9/15/23)
(d)
9/23 at 100.00 500,000
Total Housing/Single Family 500,000
Utilities - 0.9%
$ 5,670 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Variable Rate Demand Obligations Series 2008A-1, 3.130%,
8/01/37, (Mandatory Put 9/15/23) (d)
9/23 at 100.00 5,670,000
Total Utilities 5,670,000
Total Municipal Bonds
(cost $18,470,000) 18,470,000
Total Short-Term Investments
(cost $18,470,000) 18,470,000
Total Investments
(cost $648,767,731) - 99.1% 622,199,754
Other Assets & Liabilities, Net - 0.9% 5,619,457
Net Assets - 100% $ 627,819,211
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.4%
X 404,986,316 MUNICIPAL BONDS - 97.4%
X 404,986,316
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (c) 10/23 at 100.00 $ 613,285
240 5.125%, 1/01/37 (c) 10/23 at 100.00 156,363
Total Consumer Discretionary 769,648
Consumer Staples - 3.7%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,460 4.000%, 6/01/37 6/28 at 100.00 4,478,910
3,970 5.000%, 6/01/46 6/28 at 100.00 4,041,698
540 5.250%, 6/01/46 6/28 at 100.00 557,766
6,540 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 6,434,706
Total Consumer Staples 15,513,080
Education and Civic Organizations - 11.9%
2,240 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 2,120,093
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 739,146
1,000 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 900,250
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Gauranteed Loan, Series 2019:
3,050 5.000%, 7/01/44 7/29 at 100.00 3,217,109
1,000 4.000%, 7/01/48 7/29 at 100.00 936,150
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 221,627
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 2,574,373
100 5.000%, 7/15/47 7/27 at 100.00 97,314
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 88,918
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 964,902
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 330,527
195 5.000%, 6/01/32 12/27 at 100.00 203,529
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 892,482
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 1,408,378
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,000 5.000%, 7/01/31 7/25 at 100.00 2,049,860
1,055 3.750%, 7/01/33 7/25 at 100.00 1,039,797

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F:
$ 360 3.750%, 7/01/37 7/27 at 100.00 $ 274,972
1,370 4.000%, 7/01/42 7/27 at 100.00 1,004,648
2,265 5.000%, 7/01/47 7/27 at 100.00 1,872,589
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 1,249,524
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
10/23 at 100.00 710,220
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 1,403,173
2,430 3.000%, 7/01/46 7/26 at 100.00 1,706,832
1,085 4.000%, 7/01/46 7/26 at 100.00 929,910
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 762,830
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 3,773,880
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,006,150
500 4.000%, 7/01/47 7/27 at 100.00 427,250
1,110 5.000%, 7/01/47 7/27 at 100.00 1,111,554
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,407,945
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 687,305
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,090 3.750%, 12/01/31, (AMT) 6/28 at 100.00 1,062,826
245 4.000%, 12/01/35, (AMT) 6/28 at 100.00 243,778
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,305,920
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 527,596
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
670 3.500%, 12/01/32, (AMT) 12/25 at 100.00 652,614
155 4.000%, 12/01/39, (AMT) 12/25 at 100.00 153,484
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
215 3.750%, 12/01/33, (AMT) 12/26 at 100.00 211,614
25 4.000%, 12/01/40, (AMT) 12/26 at 100.00 24,695
920 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 859,252
520 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 492,435
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
255 4.250%, 12/01/32, (AMT) 12/23 at 100.00 252,254
240 4.500%, 12/01/36, (AMT) 12/23 at 100.00 237,585
770 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 768,914
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 1,667,129
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 1,124,565
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 3,041,210

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.375%, 7/01/53
7/31 at 100.00 $ 975,910
Total Education and Civic Organizations 49,715,018
Financials - 0.1%
418 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 414,354
Total Financials 414,354
Health Care - 10.2%
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 1,117,782
1,800 3.000%, 7/01/46 7/31 at 100.00 1,282,644
1,000 3.000%, 7/01/51 7/31 at 100.00 679,000
160 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
10/23 at 100.00 160,078
2,025 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 1,920,672
1,380 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 1,387,493
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
1,730 5.000%, 7/01/28 7/27 at 100.00 1,841,118
1,465 5.000%, 7/01/57 7/27 at 100.00 1,491,370
3,305 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 3,078,740
4,950 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 5,021,824
570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
10/23 at 100.00 570,103
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
575 5.000%, 7/01/33 7/26 at 100.00 600,064
600 5.000%, 7/01/34 7/26 at 100.00 625,200
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 2,071,227
420 5.000%, 7/01/43 7/24 at 100.00 421,596
2,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 2,170,697
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
2,650 4.000%, 7/01/45 7/31 at 100.00 2,534,354
3,145 3.000%, 7/01/51 7/31 at 100.00 2,264,054
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 2,352,876
360 4.000%, 7/01/34 7/26 at 100.00 336,543
2,835 5.000%, 7/01/41 7/26 at 100.00 2,741,190
2,685 4.000%, 7/01/48 7/26 at 100.00 2,193,269

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
$ 1,000 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 $ 983,600
755 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 756,986
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,990 4.000%, 7/01/44 7/29 at 100.00 1,815,557
2,695 3.000%, 7/01/49 7/29 at 100.00 1,818,101
Total Health Care 42,236,138
Housing/Multifamily - 4.9%
New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean
University Student Housing Project, Series 2017A:
150 5.000%, 7/01/47 1/27 at 100.00 138,822
450 5.000%, 1/01/50 1/27 at 100.00 411,993
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 2,014,708
1,465 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call 1,096,988
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 1,174,494
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 990,299
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 1,922,671
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 844,112
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 1,865,147
1,865 3.875%, 11/01/38 11/27 at 100.00 1,712,872
1,045 3.950%, 11/01/43 11/27 at 100.00 914,835
650 4.000%, 11/01/48 11/27 at 100.00 546,604
500 4.100%, 11/01/53 11/27 at 100.00 423,375
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 1,420,370
530 3.000%, 11/01/44 11/28 at 100.00 400,776
870 3.050%, 11/01/49 11/28 at 100.00 628,018
490 3.150%, 5/01/53 11/28 at 100.00 350,820
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 399,168
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 1,748,142
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2023C:
1,090 4.850%, 5/01/33, (AMT) 5/32 at 100.00 1,104,562
250 5.000%, 11/01/38, (AMT) 5/32 at 100.00 252,120
Total Housing/Multifamily 20,360,896
Housing/Single Family - 4.8%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 1,647,013
1,130 3.750%, 10/01/35 10/27 at 100.00 1,082,698
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,081,781

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 $ 2,374,502
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 1,124,508
1,470 3.500%, 4/01/51 4/29 at 102.44 1,429,413
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 4,955,768
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
1,885 4.500%, 10/01/42 4/31 at 100.00 1,863,021
1,445 4.600%, 10/01/46 4/31 at 100.00 1,443,916
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J:
1,000 4.500%, 10/01/43 4/32 at 100.00 981,980
1,150 4.700%, 10/01/48 4/32 at 100.00 1,148,057
Total Housing/Single Family 20,132,657
Long-Term Care - 0.6%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 488,295
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 1,523,687
490 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 372,542
Total Long-Term Care 2,384,524
Tax Obligation/General - 13.9%
2,000 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call 2,004,180
735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 653,915
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 1,311,034
2,400 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 2,427,048
1,000 Essex County, New Jersey, General Obligation Bonds, Improvement
Series 2022, 4.000%, 8/15/32
8/30 at 100.00 1,064,200
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 12,775
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call 906,130
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call 1,358,670
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 156,886
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 1,024,962
340 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 345,566
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46 5/26 at 100.00 6,614,868
1,000 5.250%, 5/01/51 5/26 at 100.00 1,024,520
2,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 1,986,345

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 160 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 $ 152,266
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2022C:
1,045 5.000%, 8/15/39 8/32 at 100.00 1,156,230
1,125 5.000%, 8/15/40 8/32 at 100.00 1,240,402
1,100 5.000%, 8/15/41 8/32 at 100.00 1,206,601
220 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 220,728
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 1,973,530
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 1,370,177
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
4,660 4.000%, 6/01/31 No Opt. Call 4,882,189
2,040 3.000%, 6/01/32 No Opt. Call 1,896,751
640 4.000%, 6/01/32 No Opt. Call 670,426
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
250 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 252,925
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 601,302
Newark, Essex County, New Jersey, Mass Transit Access
Tax Revenue Bonds, Mulberry Pedestrian Bridge
Redevelopment Project, Series 2022:
500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 546,485
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 674,784
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 1,282,440
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 1,933,417
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call 1,115,174
2,477 4.000%, 7/01/33 7/31 at 103.00 2,319,413
460 4.000%, 7/01/37 7/31 at 103.00 413,862
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 987,414
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 1,609,209
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call 626,400
1,000 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,011,720
3,725 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
10/23 at 100.00 3,728,799
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
10/23 at 100.00 2,516,283
1,470 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 1,457,196
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 927,680
Total Tax Obligation/General 57,664,902

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 19.5%
$ 2,100 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 $ 2,279,676
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 689,091
Camden County Improvement Authority, New Jersey,
County Guaranteed Loan Revenue Bonds, Capital
Program, Series 2022:
300 5.000%, 1/15/31 No Opt. Call 336,990
225 5.000%, 1/15/33 1/32 at 100.00 255,877
2,565 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 2,332,970
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 1,916,450
Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey
Health + Life Science Exchange - H-1 Project Series
2023A:
2,940 5.000%, 8/15/49 8/33 at 100.00 3,192,575
2,000 4.000%, 8/15/53 8/33 at 100.00 1,880,240
2,130 5.000%, 8/15/53 8/33 at 100.00 2,290,538
400 Middlesex County Improvement Authority, New Jersey, Guaranteed
Revenue Bonds, New Jersey Health + Life Science Exchange - H-1
Project Series 2023C, 5.000%, 8/15/36
8/33 at 100.00 457,144
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 3,852,288
5,025 5.000%, 11/01/52 11/32 at 100.00 5,254,894
3,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 2,831,820
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 2,056,540
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/32
12/30 at 100.00 1,097,430
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 265,761
175 5.000%, 6/15/30 6/26 at 100.00 182,135
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 2,983,853
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
2,250 5.250%, 6/15/43 12/32 at 100.00 2,420,595
1,170 5.250%, 6/15/46 12/32 at 100.00 1,255,936
1,800 5.000%, 6/15/48 12/32 at 100.00 1,884,240
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,473,135
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 10,861,617
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call 4,837,667
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call 3,180,685
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call 665,247
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 1,576,396
15 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 14,685

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,510 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 $ 1,553,488
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,290 3.500%, 6/15/46 12/28 at 100.00 1,917,989
1,000 4.000%, 6/15/50 12/28 at 100.00 920,970
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,040 4.000%, 6/15/50 12/30 at 100.00 957,809
1,000 5.000%, 6/15/50 12/30 at 100.00 1,036,220
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 1,134,118
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
10/23 at 100.00 1,712,131
575 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 581,940
2,805 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 2,721,972
2,796 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,655,082
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34
No Opt. Call 3,526,470
Total Tax Obligation/Limited 81,044,664
Transportation - 14.0%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 361,724
1,520 4.125%, 1/01/39 1/24 at 100.00 1,500,377
2,000 5.000%, 1/01/44 1/24 at 100.00 2,005,640
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 1,645,775
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,034,350
3,865 5.000%, 7/01/47 7/27 at 100.00 3,972,447
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,125 5.000%, 7/01/30 7/29 at 100.00 1,229,512
1,285 5.000%, 7/01/31 7/29 at 100.00 1,401,203
1,000 3.000%, 7/01/49 7/29 at 100.00 695,200
3,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 3,769,362
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 1,711,394
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 1,447,630
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,060 5.125%, 9/15/23, (AMT) 9/23 at 100.50 1,060,032
2,025 5.250%, 9/15/29, (AMT) 10/23 at 100.50 2,030,751
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 384,932

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
$ 2,985 5.000%, 10/01/37, (AMT) 10/27 at 100.00 $ 3,054,341
2,640 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,656,289
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 1,457,533
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2021A:
1,000 4.000%, 1/01/42 1/31 at 100.00 986,020
470 4.000%, 1/01/51 1/31 at 100.00 447,713
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,232,525
2,500 4.000%, 1/01/43 7/32 at 100.00 2,463,950
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B:
1,530 4.500%, 1/01/48 1/33 at 100.00 1,565,634
2,250 5.250%, 1/01/52 1/33 at 100.00 2,463,345
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 1,813,765
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call 4,918,200
1,685 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023, 5.000%, 7/15/39, (AMT)
7/33 at 100.00 1,812,571
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 1,998,820
1,000 4.000%, 9/01/39 9/29 at 100.00 995,290
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 999,930
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 1,927,477
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 1,087,210
200 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 203,530
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
1,100 4.625%, 11/01/47 11/32 at 100.00 1,083,841
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 694,382
Total Transportation 58,112,695
U.S. Guaranteed - 3.4% (d)
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25, (Pre-refunded 2/15/24) 2/24 at 100.00 1,731,576
800 5.000%, 2/15/28, (Pre-refunded 2/15/24) 2/24 at 100.00 805,384
2,000 5.000%, 2/15/33, (Pre-refunded 2/15/24) 2/24 at 100.00 2,013,460
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 1,978,026
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
85 3.750%, 7/01/24, (ETM) No Opt. Call 85,238
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 410,200
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 4,260,960
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 259,183

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
$ 1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26, (Pre-refunded 6/15/24)
6/24 at 100.00 $ 1,645,962
655 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 5.000%, 7/01/45,
(Pre-refunded 7/01/24)
7/24 at 100.00 663,410
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 231,115
105 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call 105,348
Total U.S. Guaranteed 14,189,862
Utilities - 10.2%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 10/23 at 100.00 496,120
1,000 5.125%, 6/15/43, (AMT) 10/23 at 100.00 993,720
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 1,553,732
500 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT)
8/24 at 100.00 383,365
1,045 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23
No Opt. Call 1,046,035
4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 3,583,747
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,277,850
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
2,855 3.000%, 9/01/31 9/30 at 100.00 2,824,423
4,935 3.000%, 9/01/32 9/30 at 100.00 4,794,501
5,085 3.000%, 9/01/33 9/30 at 100.00 4,868,582
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 6,792,305
4,000 5.000%, 9/01/52 9/32 at 100.00 4,300,240
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 777,510
1,260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call 1,292,848
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 4,462,900
Total Utilities 42,447,878
Total Municipal Bonds
(cost $428,201,707) 404,986,316
Total Long-Term Investments
(cost $428,201,707) 404,986,316

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.5%
X 2,000,000 MUNICIPAL BONDS - 0.5%
X 2,000,000
Tax Obligation/General - 0.5%
$ 2,000 Mercer County, New Jersey, General Obligation Bonds, Tender Option
Bond Floater Series 2023-005, 4.100%, 4/04/24, (Mandatory Put
9/08/23), 144A (e)
No Opt. Call $ 2,000,000
Total Tax Obligation/General 2,000,000
Total Municipal Bonds
(cost $2,000,000) 2,000,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Total Investments
(cost $430,201,707) - 97.9% 406,986,316
Other Assets & Liabilities, Net - 2.1% 8,706,048
Net Assets - 100% $ 415,692,364
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen New York Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.2%
X
1,120,304,023 MUNICIPAL BONDS - 99.2%
X 1,120,304,023
Consumer Staples - 3.2%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
10/23 at 100.00 $ 14,367,042
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
10/23 at 18.79 8,175,199
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
1,075 5.625%, 6/01/35 No Opt. Call 1,103,229
6,885 5.750%, 6/01/43 No Opt. Call 7,049,483
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 1,249,269
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,064,700
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,756,490
Total Consumer Staples 35,765,412
Education and Civic Organizations - 11.9%
2,045 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
10/23 at 100.00 1,798,823
Build New York City Resource Corporation, New York,
Revenue Bonds, Childrens Aid Society Project, Series
2015. BUILD NYC CHILDRENS AID SOCIETY:
2,500 5.000%, 7/01/40 7/25 at 100.00 2,480,225
2,500 5.000%, 7/01/45 7/25 at 100.00 2,412,825
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 1,005,990
4,050 5.000%, 6/01/43 6/24 at 100.00 4,067,212
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 1,269,370
500 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 476,535
3,275 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/52
7/32 at 100.00 3,295,960
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 1,680,000
2,200 5.500%, 11/01/44 11/24 at 100.00 1,650,000
790 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 631,984
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33, 144A 10/23 at 100.00 1,024,905
1,875 5.000%, 4/15/43, 144A 10/23 at 100.00 1,704,619
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 1,704,210

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
$ 580 5.000%, 6/01/41, 144A 6/29 at 100.00 $ 547,358
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 2,303,582
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 604,895
Dormitory Authority of the State of New York, General
Revenue Bonds, Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 3,825,489
3,015 5.000%, 7/15/50 7/32 at 100.00 2,923,133
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call 1,713,236
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call 761,519
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 1,614,256
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,342,190
Dormitory Authority of the State of New York, Revenue
Bonds, Icahn School of Medicine at Mount Sinai,
Refunding Series 2015A:
9,355 5.000%, 7/01/24 No Opt. Call 9,466,792
2,760 5.000%, 7/01/40 7/25 at 100.00 2,778,437
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 4,296,260
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call 1,225,499
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 1,171,163
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 1,564,440
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,040 5.000%, 7/01/37 7/29 at 100.00 1,124,666
10,000 4.000%, 7/01/45 7/29 at 100.00 9,577,200
4,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 4,436,745
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 8,353,320
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 3,339,428
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 9,352,995
7,370 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 1,880,308
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (c)
1/34 at 100.00 2,590,110
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A,
5.500%, 6/15/57
6/32 at 100.00 191,420
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 7,251,841
300 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social
Impact Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 284,829
405 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 407,438

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 $ 1,751,085
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 2,447,840
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 669,383
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 10,613,300
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 1,169,414
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call 188,062
205 5.000%, 10/15/39 10/29 at 100.00 191,220
Total Education and Civic Organizations 134,161,511
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 6,400,796
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 3,890,853
Total Financials 10,291,649
Health Care - 13.3%
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 14,195,064
18,290 4.250%, 5/01/52 5/32 at 100.00 17,045,000
9,255 5.000%, 5/01/52 5/32 at 100.00 9,520,526
3,600 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 3,557,196
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 1,198,728
2,680 5.000%, 9/01/34 3/30 at 100.00 2,663,571
2,620 5.000%, 9/01/35 3/30 at 100.00 2,590,656
11,400 4.000%, 9/01/50 3/30 at 100.00 9,311,064
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 2,313,018
33,955 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 30,269,524
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2015:
400 5.000%, 12/01/23, 144A No Opt. Call 399,764
600 5.000%, 12/01/24, 144A No Opt. Call 599,508
500 5.000%, 12/01/25, 144A 6/25 at 100.00 499,200
450 5.000%, 12/01/29, 144A 6/25 at 100.00 448,551
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 1,095,611
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 1,093,829
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 980,930
1,300 5.000%, 12/01/40, 144A 6/25 at 100.00 1,227,031

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
$ 1,510 5.000%, 12/01/24, 144A No Opt. Call $ 1,508,762
2,000 5.000%, 12/01/26, 144A No Opt. Call 1,994,800
1,200 5.000%, 12/01/27, 144A 6/27 at 100.00 1,197,384
4,250 5.000%, 12/01/36, 144A 6/27 at 100.00 4,147,872
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
2,000 4.000%, 7/01/41 7/26 at 100.00 1,734,080
12,325 5.000%, 7/01/46 7/26 at 100.00 11,912,236
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
10/23 at 100.00 1,388,081
6,605 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%,
12/01/46
12/26 at 100.00 6,355,925
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 2,165,514
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 382,759
20,010 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 18,600,896
Total Health Care 150,397,080
Housing/Multifamily - 0.1%
1,305 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
10/23 at 100.00 1,305,770
Total Housing/Multifamily 1,305,770
Industrials - 2.1%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 16,289,502
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 7,523,952
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 59,552
Total Industrials 23,873,006
Long-Term Care - 0.1%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
10/23 at 100.00 654,160
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 480,232
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
395 6.100%, 7/01/28, 144A 10/23 at 100.00 334,040
210 6.200%, 7/01/33, 144A 10/23 at 100.00 158,178
Total Long-Term Care 1,626,610

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
$ 335 4.500%, 1/01/25, (AMT), 144A No Opt. Call $ 336,162
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 2,167,823
Total Materials 2,503,985
Tax Obligation/General - 6.6%
2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 2,014,027
Nassau County, New York, General Obligation Bonds,
General Improvment Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 2,061,020
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 1,029,520
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 2,534,075
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
B-1, 5.000%, 10/01/39
10/27 at 100.00 6,107,148
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
17,000 5.000%, 3/01/39 3/28 at 100.00 17,784,550
1,050 5.000%, 3/01/40 3/28 at 100.00 1,096,357
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 4,892,200
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 8,807,304
5,350 5.000%, 8/01/42 8/30 at 100.00 5,656,609
5,800 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/50
3/31 at 100.00 6,075,848
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
10,000 4.000%, 7/01/33 7/31 at 103.00 9,363,800
2,770 4.000%, 7/01/41 7/31 at 103.00 2,395,358
5,000 Rockville Centre Union Free School District, Nassau County, New York,
General Obligation Bonds, Tax Anticipation Notes Series 2023-204
Taxes, 4.750%, 6/24/24
No Opt. Call 5,055,400
Total Tax Obligation/General 74,873,216
Tax Obligation/Limited - 24.3%
2,000 Dormitory Authority of the State of New York, Master Boces Program,
Lease Revenue Bonds, St Lawrence-Lewis Issue, Series 2020B, 4.000%,
8/15/40 - BAM Insured
8/28 at 100.00 1,895,720
Dormitory Authority of the State of New York, Residential
Insitutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 10/23 at 100.00 1,587,045
1,985 5.000%, 6/01/38 10/23 at 100.00 1,987,640
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
10/23 at 100.00 20,028
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/42
3/24 at 100.00 3,132,164
1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 1,013,770
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 5.000%, 3/15/30
9/25 at 100.00 6,181,380
4,065 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 4,289,144
8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 8,865,975

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 10,905 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 $ 11,308,158
16,235 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 16,921,578
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 14,330,250
2,765 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 2,883,923
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 2,020,960
2,000 5.000%, 11/15/32 11/25 at 100.00 2,015,420
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 2,214,355
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 5,938,457
5,000 5.000%, 2/15/42 2/27 at 100.00 5,173,900
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 5,806,267
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
10/23 at 100.00 4,004,120
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 3,123,720
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,620 4.000%, 7/15/42 7/29 at 100.00 5,401,775
9,335 4.000%, 7/15/43 7/29 at 100.00 8,960,293
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 8,646,200
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 1,675,143
1,165 5.000%, 7/15/35 1/26 at 100.00 1,205,169
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 2,494,632
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 5,738,431
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series A-1, 5.000%, 8/01/36
8/25 at 100.00 5,128,050
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2016 Series E-1, 5.000%, 2/01/39
2/26 at 100.00 5,124,000
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 5,165,550
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 5,191,450
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/47
11/29 at 100.00 3,821,693
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries C-1, 4.000%,
5/01/45
11/30 at 100.00 5,494,401
850 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 830,637
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 5,218,200
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
9,585 5.000%, 3/15/45 9/32 at 100.00 10,196,331
2,040 5.000%, 3/15/48 9/32 at 100.00 2,156,851

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,650 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 $ 1,736,840
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 5,098,088
New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 7,321,510
3,800 4.000%, 3/15/49 9/30 at 100.00 3,585,452
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,393 0.000%, 7/01/46 7/28 at 41.38 666,498
28,646 5.000%, 7/01/58 7/28 at 100.00 27,798,079
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 4,450,673
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 1,480,696
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 938,237
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 4,007,557
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 2,178,259
Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A:
9,500 4.000%, 5/15/51 5/32 at 100.00 8,979,685
5,000 5.000%, 5/15/57 5/32 at 100.00 5,262,300
10,940 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 11,505,598
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 2,163,560
Total Tax Obligation/Limited 274,335,812
Transportation - 26.4%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/42
1/27 at 100.00 1,545,675
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 2,026,540
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 3,599,964
9,200 5.000%, 11/15/50 5/30 at 100.00 9,308,836
2,000 5.250%, 11/15/55 5/30 at 100.00 2,057,740
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,546,325
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 7,663,425
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 6,185,490
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 2,503,000
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 5,823,896
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 8,678,150
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 2,571,200
2,700 5.000%, 11/15/56 11/26 at 100.00 2,684,178

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
$ 2,800 5.750%, 10/01/37 (d) 10/23 at 100.00 $ 2,240,000
2,000 5.875%, 10/01/46 (d) 10/23 at 100.00 1,600,000
8,195 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
10/23 at 100.00 8,195,492
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 2,598,869
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 4,823,800
3,000 4.000%, 1/01/43 1/30 at 100.00 2,883,120
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 2,291,172
8,515 5.000%, 1/01/46 1/26 at 100.00 8,659,840
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
1,915 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,682,231
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 3,125,916
17,695 4.000%, 4/30/53, (AMT) 10/31 at 100.00 14,340,736
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 4,638,992
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 24,964,501
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
8,865 5.000%, 8/01/26, (AMT) 9/23 at 100.00 8,884,503
12,610 5.000%, 8/01/31, (AMT) 9/23 at 100.00 12,641,399
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 1,778,626
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 1,320,947
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 202,655
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 112,343
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
1,200 5.000%, 12/01/31 12/30 at 100.00 1,301,592
1,540 5.000%, 12/01/34 12/30 at 100.00 1,660,043
1,745 5.000%, 12/01/35 12/30 at 100.00 1,864,742
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 2,126,942
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 10,510,300
3,000 5.000%, 12/01/38, (AMT) 12/32 at 100.00 3,111,000
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 1,031,460

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
$ 1,300 5.000%, 1/01/27, (AMT) No Opt. Call $ 1,329,211
10,200 5.000%, 1/01/28, (AMT) No Opt. Call 10,497,330
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 10,338,960
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 1,226,004
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 2,010,020
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 3,785,759
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
1,520 5.000%, 5/01/40 5/25 at 100.00 1,546,646
480 5.000%, 5/01/45 5/25 at 100.00 486,566
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 5,009,250
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 15,420,150
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 2,553,875
4,225 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 4,119,544
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 10,577,922
1,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 1,330,128
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/52, (AMT)
1/33 at 100.00 5,193,800
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,225,152
6,815 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 7,095,165
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 3,933,116
12,740 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/37
5/27 at 100.00 13,286,928
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 8,171,685
Total Transportation 297,922,851
U.S. Guaranteed - 1.2% (e)
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/02/24) 7/24 at 100.00 2,981,773
3,065 5.500%, 1/01/44, (Pre-refunded 7/02/24) 7/24 at 100.00 3,119,159
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 329,520
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 5,060,150
5 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%,
2/15/32, (Pre-refunded 2/15/25)
2/25 at 100.00 5,120

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
$ 675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 $ 692,226
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 1,076,796
Total U.S. Guaranteed 13,264,744
Utilities - 8.9%
4,875 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/48
9/33 at 100.00 5,211,034
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 1,947,840
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 1,878,800
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 3,008,578
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 3,028,262
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Adjustable Rate Series BB-1, 5.000%, 6/15/46
6/27 at 100.00 7,694,026
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.250%, 6/15/47
12/26 at 100.00 5,221,000
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,390,651
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 1,234,336
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 7,031,666
3,300 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 3,426,489
6,470 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 6,856,583
2,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 2,124,540
10,480 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 9,863,776
9,400 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
10/23 at 100.00 8,217,480
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015:
845 5.000%, 12/15/35 12/25 at 100.00 874,414
4,405 5.000%, 12/15/36 12/25 at 100.00 4,546,577
4,750 5.000%, 12/15/37 12/25 at 100.00 4,892,168
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 1,798,877

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
$ 8,000 5.000%, 12/15/38 12/27 at 100.00 $ 8,539,680
3,000 5.000%, 12/15/39 12/27 at 100.00 3,195,600
Total Utilities 99,982,377
Total Municipal Bonds
(cost $1,140,270,196) 1,120,304,023
Total Long-Term Investments
(cost $1,140,270,196) 1,120,304,023
Other Assets & Liabilities, Net - 0.8% 9,166,217
Net Assets - 100% $ 1,129,470,240
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2023 (Unaudited)
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,266,632,487 $ 1,692,588,318 $ 209,768,827 $ 603,729,754 $ 404,986,316 $ 1,120,304,023
Short-term investments, at value
◊
– 17,600,000 4,000,000 18,470,000 2,000,000 –
Cash – – 600,218 – 804,372 –
Receivables:
Interest 26,816,193 19,679,842 2,202,318 6,712,512 4,523,742 13,649,945
Investments sold 5,235,013 12,503,105 – 9,825,058 808,706 –
Shares sold 2,554,968 4,586,201 190,582 1,605,437 4,365,430 2,032,726
Other 172,570 197,239 73,634 33,254 39,068 208,669
Total assets 1,301,411,231 1,747,154,705 216,835,579 640,376,015 417,527,634 1,136,195,363
LIABILITIES
Cash overdraft 1,493,919 19,988,938 – 2,456,812 – 980,773
Floating rate obligations 217,922,000 – – – – –
Payables:
Dividends 470,966 1,145,301 69,098 176,300 145,187 554,507
Interest 3,900,294 – – 1,095 – –
Investments purchased - regular settlement 2,323,775 – – 8,418,097 – –
Shares redeemed 3,005,706 5,071,981 631,109 1,002,115 1,295,979 4,178,565
Accrued expenses:
Custodian fees 104,782 138,164 27,907 50,322 41,600 80,865
Management fees 487,587 682,363 90,987 264,074 173,905 462,303
Trustees fees 75,890 188,916 68,675 27,903 31,596 200,138
Professional fees 22,244 23,615 15,953 14,903 15,837 17,534
Shareholder reporting expenses 24,507 37,045 5,027 15,225 11,856 24,226
Shareholder servicing agent fees 117,684 174,630 16,883 68,310 51,082 109,426
12b-1 distribution and service fees 120,210 151,954 23,359 44,006 43,420 111,784
Other 51,156 28,489 926 17,642 24,808 5,002
Total liabilities 230,120,720 27,631,396 949,924 12,556,804 1,835,270 6,725,123
Commitments and contingencies
(1)
Net assets $ 1,071,290,511 $ 1,719,523,309 $ 215,885,655 $ 627,819,211 $ 415,692,364 $ 1,129,470,240
NET ASSETS CONSIST OF:
Paid-in capital $ 1,378,882,912 $ 1,952,813,372 $ 244,351,438 $ 692,208,316 $ 443,589,260 $ 1,261,249,875
Total distributable earnings (loss) (307,592,401) (233,290,063) (28,465,783) (64,389,105) (27,896,896) (131,779,635)
Net assets 1,071,290,511 1,719,523,309 215,885,655 627,819,211 415,692,364 1,129,470,240
†
Long-term investments, cost $ 1,364,466,366 $ 1,766,299,103 $ 223,236,064 $ 630,297,731 $ 428,201,707 $ 1,140,270,196
◊
Short-term investments, cost $ — $ 17,600,000 $ 4,000,000 $ 18,470,000 $ 2,000,000 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 532,324,690 $ 736,786,893 $ 115,695,902 $ 235,322,466 $ 210,943,151 $ 549,164,378
Shares outstanding 69,837,865 74,528,799 12,386,742 25,720,527 20,482,468 56,844,436
Net asset value ("NAV") per share $ 7.62 $ 9.89 $ 9.34 $ 9.15 $ 10.30 $ 9.66
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 7.95 $ 10.32 $ 9.75 $ 9.55 $ 10.75 $ 10.08
CLASS C:
Net assets $ 34,271,626 $ 32,601,427 $ 4,192,257 $ 4,804,429 $ 9,018,936 $ 21,890,829
Shares outstanding 4,500,265 3,310,990 449,732 529,209 879,869 2,268,649
NAV and offering price per share $ 7.62 $ 9.85 $ 9.32 $ 9.08 $ 10.25 $ 9.65
CLASS I:
Net assets $ 504,694,195 $ 950,134,989 $ 95,997,496 $ 387,692,316 $ 195,730,277 $ 558,415,033
Shares outstanding 66,260,131 96,043,120 10,256,698 42,354,908 18,935,950 57,768,877
NAV and offering price per share $ 7.62 $ 9.89 $ 9.36 $ 9.15 $ 10.34 $ 9.67
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
August 31, 2023
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited)
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 35,833,082 $ 36,806,142 $ 3,890,611 $ 11,380,037
Total investment income 35,833,082 36,806,142 3,890,611 11,380,037
EXPENSES
– – – –
Management fees 3,066,825 4,023,610 540,469 1,571,059
12b-1 service fees - Class A 557,451 740,973 119,930 236,904
12b-1 distribution and service fees - Class C 189,932 175,618 21,987 27,675
Shareholder servicing agent fees - Class A 94,916 113,377 20,337 49,654
Shareholder servicing agent fees - Class C 6,457 5,354 743 1,163
Shareholder servicing agent fees - Class I 95,309 140,181 15,205 83,724
Interest expense 6,271,610 55,025 28,205 5,003
Trustees fees 17,785 24,985 3,172 9,607
Custodian expenses 67,819 74,768 17,896 27,906
Registration fees 18,268 4,513 3,776 3,977
Professional fees 304,022 60,649 22,828 32,264
Shareholder reporting expenses 26,835 18,819 3,164 7,663
Other 8,148 11,679 5,950 7,611
Total expenses 10,725,377 5,449,551 803,662 2,064,210
Net investment income (loss) 25,107,705 31,356,591 3,086,949 9,315,827
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (34,847,544) (3,795,559) (2,057,782) (5,595,210)
Futures contracts (665,936) — — —
Net realized gain (loss) (35,513,480) (3,795,559) (2,057,782) (5,595,210)
Change in unrealized appreciation (depreciation) on:
Investments (5,748,708) (15,552,281) 967,993 3,196,407
Futures contracts (323,835) — — —
Change in net unrealized appreciation (depreciation) (6,072,543) (15,552,281) 967,993 3,196,407
Net realized and unrealized gain (loss) (41,586,023) (19,347,840) (1,089,789) (2,398,803)
Net increase (decrease) in net assets from operations $ (16,478,318) $ 12,008,751 $ 1,997,160 $ 6,917,024

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited) New Jersey New York
INVESTMENT INCOME
Interest $ 7,895,000 $ 25,516,279
Total investment income 7,895,000 25,516,279
EXPENSES
– –
Management fees 1,047,839 2,776,769
12b-1 service fees - Class A 217,537 552,213
12b-1 distribution and service fees - Class C 48,963 118,528
Shareholder servicing agent fees - Class A 41,833 99,758
Shareholder servicing agent fees - Class C 1,887 4,267
Shareholder servicing agent fees - Class I 37,731 104,650
Interest expense 70,616 12,850
Trustees fees 6,242 17,192
Custodian expenses 30,116 53,087
Registration fees 1,611 2,786
Professional fees 27,671 45,275
Shareholder reporting expenses 7,915 17,799
Other 5,900 8,979
Total expenses 1,545,861 3,814,153
Net investment income (loss) 6,349,139 21,702,126
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (1,373,934) (721,088)
Net realized gain (loss) (1,373,934) (721,088)
Change in unrealized appreciation (depreciation) on:
Investments 272,676 (2,599,372)
Change in net unrealized appreciation (depreciation) 272,676 (2,599,372)
Net realized and unrealized gain (loss) (1,101,258) (3,320,460)
Net increase (decrease) in net assets from operations $ 5,247,881 $ 18,381,666

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 25,107,705 $ 53,899,600 $ 31,356,591 $ 64,589,687
Net realized gain (loss) (35,513,480) (139,804,221) (3,795,559) (112,059,844)
Change in net unrealized appreciation (depreciation) (6,072,543) (143,368,420) (15,552,281) (136,851,956)
Net increase (decrease) in net assets from operations (16,478,318) (229,273,041) 12,008,751 (184,322,113)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (11,571,539) (27,018,250) (13,228,107) (25,353,088)
Class C (645,166) (1,747,787) (492,340) (959,001)
Class I (12,291,651) (27,506,860) (17,415,512) (34,165,662)
Total distributions (24,508,356) (56,272,897) (31,135,959) (60,477,751)
FUND SHARE TRANSACTIONS
Subscriptions 241,044,101 1,108,231,529 308,796,962 1,818,458,016
Reinvestments of distributions 21,620,999 49,195,525 24,948,328 48,451,888
262,665,100 1,157,427,054 333,745,290 1,866,909,904
Redemptions (305,786,417) (1,200,890,075) (294,001,241) (2,239,129,227)
Net increase (decrease) from Fund share transactions (43,121,317) (43,463,021) 39,744,049 (372,219,323)
Net increase (decrease) in net assets (84,107,991) (329,008,959) 20,616,841 (617,019,187)
Net assets at the beginning of period 1,155,398,502 1,484,407,461 1,698,906,468 2,315,925,655
Net assets at the end of period $ 1,071,290,511 $ 1,155,398,502 $ 1,719,523,309 $ 1,698,906,468

See Notes to Financial Statements

Connecticut Massachusetts
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 3,086,949 $ 6,086,566 $ 9,315,827 $ 14,884,333
Net realized gain (loss) (2,057,782) (8,410,205) (5,595,210) (20,683,203)
Change in net unrealized appreciation (depreciation) 967,993 (20,343,263) 3,196,407 (44,563,114)
Net increase (decrease) in net assets from operations 1,997,160 (22,666,902) 6,917,024 (50,361,984)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,624,755) (3,279,022) (3,230,847) (4,332,832)
Class C (41,617) (77,632) (52,526) (96,534)
Class I (1,301,657) (2,515,037) (5,837,972) (9,254,748)
Total distributions (2,968,029) (5,871,691) (9,121,345) (13,684,114)
FUND SHARE TRANSACTIONS
Subscriptions 24,766,836 53,358,459 62,723,922 554,548,104
Reinvestments of distributions 2,523,636 4,877,965 8,051,592 11,959,762
27,290,472 58,236,424 70,775,514 566,507,866
Redemptions (24,287,194) (99,936,740) (68,672,052) (591,620,238)
Net increase (decrease) from Fund share transactions 3,003,278 (41,700,316) 2,103,462 (25,112,372)
Net increase (decrease) in net assets 2,032,409 (70,238,909) (100,859) (89,158,470)
Net assets at the beginning of period 213,853,246 284,092,155 627,920,070 717,078,540
Net assets at the end of period $ 215,885,655 $ 213,853,246 $ 627,819,211 $ 627,920,070

See Notes to Financial Statements

New Jersey New York
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 6,349,139 $ 11,799,839 $ 21,702,126 $ 40,108,051
Net realized gain (loss) (1,373,934) (3,680,942) (721,088) (72,551,004)
Change in net unrealized appreciation (depreciation) 272,676 (35,499,545) (2,599,372) (69,974,677)
Net increase (decrease) in net assets from operations 5,247,881 (27,380,648) 18,381,666 (102,417,630)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,060,870) (5,468,531) (9,838,032) (16,774,425)
Class C (98,993) (208,787) (327,361) (671,232)
Class I (2,963,006) (5,451,636) (10,877,830) (19,973,011)
Total distributions (6,122,869) (11,128,954) (21,043,223) (37,418,668)
FUND SHARE TRANSACTIONS
Subscriptions 39,929,347 346,156,508 118,359,561 870,935,359
Reinvestments of distributions 5,258,190 9,565,719 17,693,653 31,345,056
45,187,537 355,722,227 136,053,214 902,280,415
Redemptions (44,415,101) (336,095,819) (137,576,770) (888,636,395)
Net increase (decrease) from Fund share transactions 772,436 19,626,408 (1,523,556) 13,644,020
Net increase (decrease) in net assets (102,552) (18,883,194) (4,185,113) (126,192,278)
Net assets at the beginning of period 415,794,916 434,678,110 1,133,655,353 1,259,847,631
Net assets at the end of period $ 415,692,364 $ 415,794,916 $ 1,129,470,240 $ 1,133,655,353

Statement of Cash Flows
August 31, 2023
(Unaudited)
See Notes to Financial Statements

Six Months Ended August 31, 2023 (Unaudited)
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ (16,478,318)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (239,173,705)
Proceeds from sale and maturities of investments 477,989,031
Amortization (Accretion) of premiums and discounts, net (2,528,087)
(Increase) Decrease in:
Receivable for interest 843,746
Receivable for investments sold 3,281,537
Other assets (59,906)
Increase (Decrease) in:
Payable for interest (1,192,822)
Payable for investments purchased - regular settlement (3,010,732)
Payable for investments purchased - when-issued/delayed-delivery settlement (6,694,537)
Payable for variation margin on futures contracts (14,828)
Accrued custodian fees (26,916)
Accrued management fees (21,876)
Accrued 12b-1 distribution and service fees (7,962)
Accrued Trustees fees 776
Accrued professional fees (5,834)
Accrued shareholder reporting expenses (4,078)
Accrued shareholder servicing agent fees (11,405)
Accrued other expenses 16,339
Net realized (gain) loss from investments 34,847,544
Net realized (gain) loss from paydowns (2,399)
Net change in unrealized (appreciation) depreciation of investments 5,748,708
Net cash provided by (used in) operating activities 253,494,276
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 61,335,773
(Repayments) of borrowings (114,035,773)
Proceeds from floating rate obligations 12,404,000
(Repayments of) floating rate obligations (148,095,000)
Increase (Decrease) in:
Cash overdraft 1,456,995
Cash distributions paid to common shareholders (2,936,491)
Subscriptions 239,916,925
Redemptions (305,285,955)
Net cash provided by (used in) financing activities (255,239,526)
Net increase (decrease) in Cash (1,745,250)
Cash at the beginning of period 1,745,250
Cash at the end of period $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 7,362,683
Non-cash financing activities not included herein consists of reinvestments of share distributions 21,620,999

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
8/31/23(e)
$ 7.91 $ 0.17 $ (0.29) $ (0.12) $ (0.17) $ — $ (0.17) $ 7.62
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2/28/21
10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2/29/20
9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
2/28/19
9.58 0.38 (0.08) 0.30 (0.37) — (0.37) 9.51
Class
C
8/31/23(e)
7.90 0.14 (0.28) (0.14) (0.14) — (0.14) 7.62
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2/28/21
10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2/29/20
9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
2/28/19
9.58 0.30 (0.09) 0.21 (0.29) — (0.29) 9.50
Class
I
8/31/23(e)
7.90 0.18 (0.29) (0.11) (0.17) — (0.17) 7.62
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2/28/21
10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2/29/20
9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
2/28/19
9.57 0.40 (0.09) 0.31 (0.38) — (0.38) 9.50
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
( 1 .63 ) % $ 532,325 1 .90% (f) 0 .82% (f) 4 .28% (f) 16%
( 16 .24 ) 557,165 1 .51 0 .81 4 .37 59
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .15 417,134 1 .17 0 .83 3 .99 20
( 1 .88 ) 34,272 2 .70 (f) 1 .62 (f) 3 .50 (f) 16
( 16 .95 ) 40,345 2 .31 1 .61 3 .56 59
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
2 .20 66,758 1 .97 1 .63 3 .19 20
( 1 .39 ) 504,694 1 .71 (f) 0 .63 (f) 4 .43 (f) 16
( 16 .16 ) 557,889 1 .31 0 .61 4 .53 59
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2
3 .35 415,991 0 .96 0 .62 4 .19 20

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
8/31/23(e)
$ 10.00 $ 0.18 $ (0.11) $ 0.07 $ (0.18) $ — $ (0.18) $ 9.89
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2/28/21
11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2/29/20
10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
2/28/19
11.02 0.35 (0.05) 0.30 (0.36) — (0.36) 10.96
Class
C
8/31/23(e)
9.96 0.14 (0.11) 0.03 (0.14) — (0.14) 9.85
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2/28/21
11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2/29/20
10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
2/28/19
10.98 0.26 (0.05) 0.21 (0.27) — (0.27) 10.92
Class
I
8/31/23(e)
10.00 0.19 (0.11) 0.08 (0.19) — (0.19) 9.89
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2/28/21
11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2/29/20
10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
2/28/19
11.03 0.37 (0.05) 0.32 (0.38) — (0.38) 10.97
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
0.69% $ 736,787 0.73% (f) 0.72% (f) 3.61% (f) 10%
(7.69) 736,628 0.76 0.74 3.23 87
(0.61) 860,807 0.72 0.72 2.22 27
(0.29) 921,120 0.73 0.73 2.51 25
11.00 743,072 0.74 0.74 2.84 13
2.77 506,038 0.76 0.75 3.20 56
0.30 32,601 1.53 (f) 1.52 (f) 2.81 (f) 10
(8.48) 37,046 1.56 1.54 2.42 87
(1.42) 58,842 1.52 1.52 1.43 27
(0.99) 70,693 1.53 1.53 1.73 25
10.06 80,258 1.54 1.54 2.05 13
1.94 66,305 1.56 1.55 2.40 56
0.81 950,135 0.53 (f) 0.52 (f) 3.80 (f) 10
(7.64) 925,232 0.56 0.54 3.42 87
(0.40) 1,396,276 0.52 0.52 2.43 27
0.00 (g) 1,370,713 0.53 0.53 2.72 25
11.20 1,146,758 0.54 0.54 3.05 13
2.93 821,588 0.56 0.55 3.40 56

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
8/31/23(d)
$ 9.38 $ 0.13 $ (0.04) $ 0.09 $ (0.13) $ — $ (0.13) $ 9.34
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2/28/21
10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2/29/20
10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
2/28/19
10.39 0.33 (0.01) 0.32 (0.32) — (0.32) 10.39
Class
C
8/31/23(d)
9.36 0.10 (0.05) 0.05 (0.09) — (0.09) 9.32
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2/28/21
10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2/29/20
10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
2/28/19
10.37 0.24 (0.01) 0.23 (0.23) — (0.23) 10.37
Class
I
8/31/23(d)
9.40 0.14 (0.04) 0.10 (0.14) — (0.14) 9.36
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2/28/21
11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2/29/20
10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
2/28/19
10.42 0.35 (0.01) 0.34 (0.34) — (0.34) 10.42
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
0.94% $ 115,696 0.81% (e) 0.78% (e) 2.81% (e) 9%
(7.94) 122,309 0.81 0.79 2.51 16
(0.43) 158,274 0.78 0.78 2.16 17
0.34 160,706 0.80 0.79 2.63 9
8.90 159,680 0.81 0.80 2.87 11
3.09 138,188 0.80 0.80 3.15 7
0.53 4,192 1.61 (e) 1.58 (e) 2.01 (e) 9
(8.63) 4,573 1.61 1.59 1.72 16
(1.25) 5,790 1.58 1.58 1.36 17
(0.54) 7,002 1.60 1.59 1.83 9
8.07 6,529 1.60 1.59 2.05 11
2.26 4,914 1.60 1.60 2.34 7
1.03 95,997 0.61 (e) 0.58 (e) 3.00 (e) 9
(7.72) 86,971 0.61 0.59 2.69 16
(0.21) 120,028 0.58 0.58 2.35 17
0.47 102,331 0.60 0.59 2.83 9
9.12 90,739 0.60 0.59 3.06 11
3.32 65,660 0.60 0.60 3.34 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
8/31/23(e)
$ 9.18 $ 0.13 $ (0.03) $ 0.10 $ (0.13) $ — $ (0.13) $ 9.15
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2/28/21
10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2/29/20
9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
2/28/19
9.96 0.28 (0.02) 0.26 (0.29) — (0.29) 9.93
Class
C
8/31/23(e)
9.11 0.09 (0.03) 0.06 (0.09) — (0.09) 9.08
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2/28/21
10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2/29/20
9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
2/28/19
9.88 0.20 (0.03) 0.17 (0.20) — (0.20) 9.85
Class
I
8/31/23(e)
9.18 0.14 (0.03) 0.11 (0.14) — (0.14) 9.15
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2/28/21
10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2/29/20
9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
2/28/19
9.95 0.30 (0.02) 0.28 (0.31) — (0.31) 9.92
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1.05% $ 235,322 0.75% (f) 0.75% (f) 2.78% (f) 11%
(7.99) 234,024 0.78 0.77 2.39 35
(0.30) 260,770 0.77 0.77 1.76 13
(0.11) 280,258 0.78 0.78 2.18 11
10.19 206,362 0.79 0.79 2.45 7
2.64 149,468 0.80 0.80 2.86 24
0.63 4,804 1.55 (f) 1.55 (f) 1.97 (f) 11
(8.74) 6,068 1.58 1.57 1.57 35
(1.00) 9,182 1.57 1.57 0.97 13
(1.02) 9,569 1.58 1.58 1.39 11
9.38 8,538 1.59 1.59 1.65 7
1.79 6,792 1.60 1.60 2.07 24
1.15 387,692 0.55 (f) 0.55 (f) 2.97 (f) 11
(7.82) 387,828 0.58 0.57 2.58 35
(0.13) 447,127 0.57 0.57 1.97 13
0.06 384,795 0.58 0.58 2.39 11
10.50 346,995 0.59 0.59 2.65 7
2.83 227,690 0.60 0.60 3.08 24

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
8/31/23(d)
$ 10.32 $ 0.15 $ (0.02) $ 0.13 $ (0.15) $ — $ (0.15) $ 10.30
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2/28/21
11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2/29/20
11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
2/28/19
11.20 0.35 0.08 0.43 (0.35) (0.08) (0.43) 11.20
Class
C
8/31/23(d)
10.28 0.11 (0.03) 0.08 (0.11) — (0.11) 10.25
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2/28/21
11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2/29/20
11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
2/28/19
11.15 0.26 0.07 0.33 (0.26) (0.08) (0.34) 11.14
Class
I
8/31/23(d)
10.36 0.17 (0.03) 0.14 (0.16) — (0.16) 10.34
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2/28/21
12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2/29/20
11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
2/28/19
11.24 0.37 0.08 0.45 (0.37) (0.08) (0.45) 11.24
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
1.23% $ 210,943 0.79% (e) 0.76% (e) 2.92% (e) 8%
(6.45) 218,230 0.84 0.79 2.73 24
(0.73) 201,268 0.78 0.77 2.36 10
(0.09) 203,304 0.81 0.79 2.56 14
10.22 213,869 0.83 0.79 2.78 13
3.92 173,965 0.82 0.81 3.13 22
0.73 9,019 1.58 (e) 1.55 (e) 2.12 (e) 8
(7.16) 10,274 1.64 1.59 1.92 24
(1.55) 13,918 1.58 1.57 1.55 10
(0.81) 14,867 1.61 1.59 1.76 14
9.39 17,094 1.63 1.59 1.98 13
3.01 14,536 1.62 1.61 2.34 22
1.34 195,730 0.59 (e) 0.56 (e) 3.12 (e) 8
(6.31) 187,291 0.64 0.59 2.92 24
(0.44) 219,492 0.58 0.57 2.56 10
0.12 206,403 0.61 0.59 2.76 14
10.41 197,104 0.63 0.59 2.97 13
4.12 122,168 0.62 0.61 3.33 22

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
8/31/23(e)
$ 9.68 $ 0.18 $ (0.02) $ 0.16 $ (0.18) $ — $ (0.18) $ 9.66
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2/28/21
11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2/29/20
10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
2/28/19
10.79 0.35 (0.01) 0.34 (0.33) — (0.33) 10.80
Class
C
8/31/23(e)
9.67 0.14 (0.02) 0.12 (0.14) — (0.14) 9.65
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2/28/21
11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2/29/20
10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
2/28/19
10.78 0.26 (0.01) 0.25 (0.25) — (0.25) 10.78
Class
I
8/31/23(e)
9.69 0.19 (0.03) 0.16 (0.18) — (0.18) 9.67
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2/28/21
11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2/29/20
10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
2/28/19
10.80 0.37 —(g) 0.37 (0.36) — (0.36) 10.81
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
1.59% $ 549,164 0.73% (f) 0.73% (f) 3.66% (f) 7%
(8.28) 540,518 0.76 0.75 3.36 86
0.09 509,874 0.73 0.73 2.51 12
(0.52) 516,697 0.76 0.75 2.83 31
10.03 534,311 0.76 0.75 2.85 7
3.25 432,791 0.78 0.77 3.25 37
1.19 21,891 1.53 (f) 1.53 (f) 2.86 (f) 7
(8.96) 24,639 1.56 1.55 2.51 86
(0.80) 40,015 1.53 1.53 1.71 12
(1.24) 43,211 1.56 1.55 2.04 31
9.19 50,740 1.56 1.55 2.04 7
2.32 37,515 1.58 1.57 2.45 37
1.69 558,415 0.53 (f) 0.53 (f) 3.86 (f) 7
(7.99) 568,498 0.56 0.55 3.53 86
0.21 709,958 0.53 0.53 2.71 12
(0.31) 666,168 0.56 0.55 3.03 31
10.26 661,362 0.56 0.55 3.04 7
3.47 447,980 0.58 0.57 3.45 37

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”),
Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York
Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a
Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ —
California
—
Connecticut
—
Massachusetts
—
New Jersey
—
New York
—

Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements
(Unaudited) (continued)
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,258,533,429 $ 8,099,058 * $ 1,266,632,487
Total $ – $ 1,258,533,429 $ 8,099,058 $ 1,266,632,487
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,692,485,160 $ 103,158 * $ 1,692,588,318
Short-Term Investments:
Municipal Bonds – 17,600,000 – 17,600,000
Total $ – $ 1,710,085,160 $ 103,158 $ 1,710,188,318
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 209,768,827 $ – $ 209,768,827
Short-Term Investments:
Municipal Bonds – 4,000,000 – 4,000,000
Total $ – $ 213,768,827 $ – $ 213,768,827
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 603,729,754 $ – $ 603,729,754
Short-Term Investments:
Municipal Bonds – 18,470,000 – 18,470,000
Total $ – $ 622,199,754 $ – $ 622,199,754
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 404,986,316 $ – $ 404,986,316
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total $ – $ 406,986,316 $ – $ 406,986,316
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,120,304,023 $ – $ 1,120,304,023
Total $ – $ 1,120,304,023 $ – $ 1,120,304,023
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 217,922,000 $ 5,310,000 $ 223,232,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —

Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State
Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 329,494,477 3 .64%
California
— —
Connecticut
1,453,863 3 .41
Massachusetts
— —
New Jersey
5,616,411 2 .37
New York
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 217,922,000 $ 5,310,000 $ 223,232,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund used U.S Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Purchases
Sales and
Maturities
California High Yield
$ 239,173,705 $ 477,989,031
California
204,763,427 172,136,846
Connecticut
20,015,181 19,898,153
Massachusetts
67,733,192 67,754,853
New Jersey
31,507,983 41,841,580
New York
75,772,953 73,716,089

Notes to Financial Statements
(Unaudited) (continued)
The Funds did not hold futures as of the end of the reporting period in the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Average Notional Amount of
Futures Contracts Outstanding*
California High Yield $68,917,396
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
California High Yield
Futures contracts Interest rate $ (665,936) $ (323,835)
Six Months Ended
8/31/23
Year Ended
2/28/23
California High Yield Shares Amount Shares Amount
Subscriptions:
Class A 7,677,452 $60,904,784 43,792,659 $355,770,540
Class C 201,509 1,591,510 1,044,962 8,470,217
Class I 22,515,205 178,547,807 89,554,361 743,990,772
Total subscriptions 30,394,166 241,044,101 134,391,982 1,108,231,529
Reinvestments of distributions:
Class A 1,304,867 10,264,900 2,915,503 24,000,437
Class C 76,533 602,389 196,139 1,616,144
Class I 1,366,239 10,753,710 2,866,583 23,578,944
Total reinvestments of distributions 2,747,639 21,620,999 5,978,225 49,195,525
Redemptions:
Class A (9,620,263) (75,758,968) (50,045,392) (416,038,154)
Class C (884,324) (6,979,708) (2,664,060) (22,289,977)
Class I (28,236,597) (223,047,741) (91,572,101) (762,561,944)
Total redemptions (38,741,184) (305,786,417) (144,281,553) (1,200,890,075)
Net increase (decrease) (5,599,379) $(43,121,317) (3,911,346) $(43,463,021)

Six Months Ended
8/31/23
Year Ended
2/28/23
California Shares Amount Shares Amount
Subscriptions:
Class A 9,158,912 $91,419,935 110,583,741 $1,129,342,524
Class C 212,234 2,121,277 595,492 5,986,550
Class I 21,520,284 215,255,750 67,224,192 683,128,942
Total subscriptions 30,891,430 308,796,962 178,403,425 1,818,458,016
Reinvestments of distributions:
Class A 1,177,927 11,792,969 2,230,397 22,610,533
Class C 47,490 473,627 90,836 916,744
Class I 1,265,570 12,681,732 2,455,984 24,924,611
Total reinvestments of distributions 2,490,987 24,948,328 4,777,217 48,451,888
Redemptions:
Class A (9,505,303) (95,082,346) (116,167,133) (1,176,028,689)
Class C (669,118) (6,686,882) (2,253,993) (22,924,034)
Class I (19,228,281) (192,232,013) (102,029,210) (1,040,176,504)
Total redemptions (29,402,702) (294,001,241) (220,450,336) (2,239,129,227)
Net increase (decrease) 3,979,715 $39,744,049 (37,269,694) $(372,219,323)
Six Months Ended
8/31/23
Year Ended
2/28/23
Connecticut Shares Amount Shares Amount
Subscriptions:
Class A 604,817 $5,744,847 1,056,199 $10,185,165
Class A - automatic conversion of Class C 2,042 19,153 2,740 26,364
Class C 29,107 275,741 121,855 1,143,975
Class I 1,982,640 18,727,095 4,387,541 42,002,955
Total subscriptions 2,618,606 24,766,836 5,568,335 53,358,459
Reinvestments of distributions:
Class A 143,991 1,362,623 274,634 2,611,831
Class C 3,463 32,709 6,543 61,998
Class I 119,005 1,128,304 231,161 2,204,136
Total reinvestments of distributions 266,459 2,523,636 512,338 4,877,965
Redemptions:
Class A (1,398,686) (13,233,589) (3,464,857) (32,956,572)
Class C (69,163) (654,447) (193,305) (1,861,543)
Class C - automatic conversion to Class A (2,046) (19,153) (2,746) (26,364)
Class I (1,095,111) (10,380,005) (6,843,782) (65,092,261)
Total redemptions (2,565,006) (24,287,194) (10,504,690) (99,936,740)
Net increase (decrease) 320,059 $3,003,278 (4,424,017) $(41,700,316)

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
8/31/23
Year Ended
2/28/23
Massachusetts Shares Amount Shares Amount
Subscriptions:
Class A 1,982,628 $18,306,557 27,267,424 $252,560,486
Class A - automatic conversion of Class C 20,644 190,813 1,434 13,126
Class C 17,536 160,989 161,387 1,497,266
Class I 4,757,183 44,065,563 32,295,411 300,477,226
Total subscriptions 6,777,991 62,723,922 59,725,656 554,548,104
Reinvestments of distributions:
Class A 318,847 2,951,557 418,615 3,891,417
Class C 4,988 45,825 8,840 81,503
Class I 545,817 5,054,210 859,245 7,986,842
Total reinvestments of distributions 869,652 8,051,592 1,286,700 11,959,762
Redemptions:
Class A (2,099,187) (19,397,713) (27,758,369) (263,323,335)
Class C (138,862) (1,276,972) (410,105) (3,787,997)
Class C - automatic conversion to Class A (20,820) (190,813) (1,446) (13,126)
Class I (5,185,298) (47,806,554) (34,741,382) (324,495,780)
Total redemptions (7,444,167) (68,672,052) (62,911,302) (591,620,238)
Net increase (decrease) 203,476 $2,103,462 (1,898,946) $(25,112,372)
Six Months Ended
8/31/23
Year Ended
2/28/23
New Jersey Shares Amount Shares Amount
Subscriptions:
Class A 1,078,649 $11,234,111 22,901,747 $236,028,204
Class A - automatic conversion of Class C — — 15,086 159,910
Class C 57,510 597,174 232,455 2,424,231
Class I 2,689,940 28,098,062 10,290,709 107,544,163
Total subscriptions 3,826,099 39,929,347 33,439,997 346,156,508
Reinvestments of distributions:
Class A 263,775 2,757,471 474,903 4,932,986
Class C 8,362 86,996 17,967 186,171
Class I 230,031 2,413,723 425,621 4,446,562
Total reinvestments of distributions 502,168 5,258,190 918,491 9,565,719
Redemptions:
Class A (1,999,189) (20,891,564) (20,026,284) (205,644,784)
Class C (185,858) (1,938,484) (470,337) (4,865,463)
Class C - automatic conversion to Class A — — (15,150) (159,910)
Class I (2,058,489) (21,585,053) (11,952,749) (125,425,662)
Total redemptions (4,243,536) (44,415,101) (32,464,520) (336,095,819)
Net increase (decrease) 84,731 $772,436 1,893,968 $19,626,408

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
8/31/23
Year Ended
2/28/23
New York Shares Amount Shares Amount
Subscriptions:
Class A 5,693,482 $55,625,489 61,965,731 $603,826,571
Class A - automatic conversion of Class C 695 6,833 11,257 111,813
Class C 68,736 675,844 286,510 2,826,308
Class I 6,328,504 62,051,395 26,688,581 264,170,667
Total subscriptions 12,091,417 118,359,561 88,952,079 870,935,359
Reinvestments of distributions:
Class A 883,823 8,656,732 1,475,124 14,473,793
Class C 29,205 285,762 57,400 563,753
Class I 892,956 8,751,159 1,658,072 16,307,510
Total reinvestments of distributions 1,805,984 17,693,653 3,190,596 31,345,056
Redemptions:
Class A (5,562,405) (54,362,445) (54,454,802) (529,353,771)
Class C (376,545) (3,688,524) (1,465,085) (14,515,675)
Class C - automatic conversion to Class A (695) (6,833) (11,268) (111,813)
Class I (8,144,069) (79,518,968) (34,823,873) (344,655,136)
Total redemptions (14,083,714) (137,576,770) (90,755,028) (888,636,395)
Net increase (decrease) (186,313) $(1,523,556) 1,387,647 $13,644,020
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,150,561,671 $ 14,868,687 $ (116,718,426) $ (101,849,739)
California
1,783,331,588 17,316,291 (90,459,561) (73,143,270)
Connecticut
227,216,985 355,877 (13,804,035) (13,448,158)
Massachusetts
648,935,801 1,609,385 (28,345,432) (26,736,047)
New Jersey
429,915,001 4,949,593 (27,878,278) (22,928,685)
New York
1,140,538,513 11,021,974 (31,256,464) (20,234,490)

Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 70,703 $ 234,934 $ — $ (96,680,342) $ (165,915,759) $ — $ (4,315,263) $ (266,605,727)
California
8,815,421 25,959 — (57,800,240) (160,081,541) — (5,122,454) (214,162,855)
Connecticut
506,256 — — (14,428,110) (13,073,443) — (499,617) (27,494,914)
Massachusetts
2,244,649 — — (29,953,138) (33,012,092) — (1,464,203) (62,184,784)
New Jersey
1,343,081 — — (23,229,366) (4,138,852) — (996,771) (27,021,908)
New York
4,615,415 166,423 — (17,895,043) (112,537,886) — (3,466,987) (129,118,078)
Fund
Short-Term Long-Term Total
California High Yield
$ 79,484,521 $ 86,431,238 $ 165,915,759
California
105,598,090 54,483,451 160,081,541
Connecticut
7,004,143 6,069,300 13,073,443
Massachusetts
14,426,602 18,585,490 33,012,092
New Jersey
720,810 3,418,042 4,138,852
New York
74,971,766 37,566,120 112,537,886
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of August 31, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
California High Yield
0 .1600%
California
0 .1620%
Connecticut
0 .1600%
Massachusetts
0 .1600%
New Jersey
0 .1600%
New York
0 .1600%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ 6,527,724 $ 37,127,351 $ (2,929,608)
California
23,848,227 1,299,785 (14,658)
Connecticut
— — —
Massachusetts
1,686,594 1,718,651 (325,512)
New Jersey
— — —
New York
10,797,884 10,967,565 (72,469)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
California High Yield
$ 333,661 $ 327,965
California
371,033 365,922
Connecticut
45,961 44,145
Massachusetts
36,577 36,163
New Jersey
44,343 43,156
New York
209,225 202,429
Fund
Commission
Advances
California High Yield
$ 304,350
California
347,860
Connecticut
33,503
Massachusetts
35,038
New Jersey
40,048
New York
164,295
Fund
12b-1 Fees
Retained
California High Yield
$ 23,270
California
12,423
Connecticut
307
Massachusetts
3,113
New Jersey
3,415
New York
3,660

9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
CDSC
Retained
California High Yield
$ 3,483
California
24,304
Connecticut
101
Massachusetts
225
New Jersey
3,310
New York
—
Fund
Maximum
Outstanding
Balance
California High Yield
$ 50,700,000
California
44,300,000
Connecticut
3,008,754
Massachusetts
4,893,497
New Jersey
829,500
New York
5,457,333

Notes to Financial Statements
(Unaudited) (continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
55 $ 14,016,497 6 .16%
California
12 18,490,770 6 .18
Connecticut
22 627,640 6 .22
Massachusetts
3 4,893,497 6 .28
New Jersey
3 829,500 6 .28
New York
11 3,678,407 6 .14

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution
Solutions, Inc. (SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective
Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“llliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, California High Yield Municipal
Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. All of the other Funds in this Report primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California High Yield Municipal Bond Fund (the “California High Yield Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. In its review, the Board noted that the Fund’s Performance Peer Group was classified as low for relevancy. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis of the

Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen California Municipal Bond Fund (the “California Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile for the one-year periods ended December 31, 2022 and March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2022. Further, the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended
March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods but the third quartile for the three-year period ended March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March
31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period and second quartile for the five-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and ranked in the second quartile of its
Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New York Municipal Bond Fund (the “New York Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December
31, 2022. In addition, the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended
March 31, 2023 but the third quartile for the three-year period ended March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California High Yield Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average; (b) the California Fund, Massachusetts Fund, New
Jersey Fund and New York Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (c) the Connecticut Fund had a net management fee that was higher than the peer average, but a net total expense ratio that was below the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.

In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the permanent expense caps applicable to the California High Yield Fund, California Fund, Massachusetts Fund and New York Fund.
The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS3-0823P 3131433-INV-B-10/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.c om/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin M. Pfaff
Justin M. Pfaff
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Funds Controller (principal financial officer)

Date: November 3, 2023